UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07896

GAMCO Global Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (OMB) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Global Growth Fund

Class AAA - GICPX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GICPX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class AAA	$46	0.90%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Global Growth Fund underperformed its benchmarks, the MSCI AC World Index and Lipper Global Large-Cap Growth Fund Classification. Following a turbulent start to the year, the second quarter marked a return to stability across markets, the economy, and geopolitics. The rebound was supported by improving economic fundamentals, expanding AI usage, and a de-escalatory path for conflicts in the Middle East.  Value stocks widely outperformed for a second consecutive quarter. Contributors included GE Vernova, ASML Holding NV, and Applied Materials. Detractors included Microsoft Corp., Boston Scientific, and Netflix.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Global Growth Fund - Class AAA	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
06/16	10,000	10,000	10,000
06/17	11,831	11,942	11,927
06/18	14,281	13,293	13,584
06/19	15,741	14,133	14,941
06/20	18,368	14,506	16,602
06/21	25,001	20,289	22,843
06/22	17,669	17,171	17,107
06/23	21,912	20,112	20,446
06/24	28,930	24,119	24,660
06/25	32,844	28,144	28,105
06/26	35,857	34,944	31,200

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class AAA	4.29%	9.17%	7.48%	13.62%
MSCI ACWI Index	11.49%	24.16%	11.49%	13.33%
Lipper Global Large-Cap Growth Fund Classification	6.29%	11.01%	6.43%	12.05%

Fund Statistics

  Total Net Assets$194,119,256
  Number of Portfolio Holdings52
  Portfolio Turnover Rate6%
  Management Fees$477,252

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GICPX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
NVIDIA Corp.	7.6%
Alphabet Inc.	5.3%
Eli Lilly & Co.	5.1%
Amazon.com Inc.	4.6%
GE Vernova Inc.	4.4%
Microsoft Corp.	3.8%
Broadcom Inc.	3.8%
ASML Holding NV	3.6%
Apple Inc.	3.6%
Investor AB	3.6%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	96.2%
U.S. Government Obligations	3.9%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Information Technology - Semiconductors, Hardware, and Equipment	26.3%
Industrials	18.8%
Financials	13.5%
Communication Services	11.2%
Health Care	8.5%
Consumer Discretionary	8.2%
Information Technology - Software and Services	7.1%
U.S. Government Obligations	3.9%
Other Industry sectors	2.6%
Other Assets and Liabilities (Net)	(0.1)%

The Gabelli Global Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

Class AAA - GICPX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GICPX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GICPX-26-SATSR

The Gabelli Global Growth Fund

Class C - GGGCX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GGGCX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class C	$46	0.90%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Global Growth Fund underperformed its benchmarks, the MSCI AC World Index and Lipper Global Large-Cap Growth Fund Classification. Following a turbulent start to the year, the second quarter marked a return to stability across markets, the economy, and geopolitics. The rebound was supported by improving economic fundamentals, expanding AI usage, and a de-escalatory path for conflicts in the Middle East.  Value stocks widely outperformed for a second consecutive quarter. Contributors included GE Vernova, ASML Holding NV, and Applied Materials. Detractors included Microsoft Corp., Boston Scientific, and Netflix.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Global Growth Fund - Class C	The Gabelli Global Growth Fund - Class C (includes sales charge)	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
06/16	10,000	10,000	10,000	10,000
06/17	11,742	11,742	11,942	11,927
06/18	14,068	14,068	13,293	13,584
06/19	15,389	15,389	14,133	14,941
06/20	17,902	17,902	14,506	16,602
06/21	24,366	24,366	20,289	22,843
06/22	17,222	17,222	17,171	17,107
06/23	21,357	21,357	20,112	20,446
06/24	28,198	28,198	24,119	24,660
06/25	32,011	32,011	28,144	28,105
06/26	34,954	34,954	34,944	31,200

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class C	4.31%	9.20%	7.48%	13.33%
The Gabelli Global Growth Fund - Class C (includes sales charge)	3.31%	8.20%	7.48%	13.33%
MSCI ACWI Index	11.49%	24.16%	11.49%	13.33%
Lipper Global Large-Cap Growth Fund Classification	6.29%	11.01%	6.43%	12.05%

Fund Statistics

  Total Net Assets$194,119,256
  Number of Portfolio Holdings52
  Portfolio Turnover Rate6%
  Management Fees$477,252

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GGGCX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
NVIDIA Corp.	7.6%
Alphabet Inc.	5.3%
Eli Lilly & Co.	5.1%
Amazon.com Inc.	4.6%
GE Vernova Inc.	4.4%
Microsoft Corp.	3.8%
Broadcom Inc.	3.8%
ASML Holding NV	3.6%
Apple Inc.	3.6%
Investor AB	3.6%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	96.2%
U.S. Government Obligations	3.9%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Information Technology - Semiconductors, Hardware, and Equipment	26.3%
Industrials	18.8%
Financials	13.5%
Communication Services	11.2%
Health Care	8.5%
Consumer Discretionary	8.2%
Information Technology - Software and Services	7.1%
U.S. Government Obligations	3.9%
Other Industry sectors	2.6%
Other Assets and Liabilities (Net)	(0.1)%

The Gabelli Global Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

Class C - GGGCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GGGCX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGGCX-26-SATSR

The Gabelli Global Growth Fund

Class I - GGGIX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GGGIX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class I	$46	0.90%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Global Growth Fund underperformed its benchmarks, the MSCI AC World Index and Lipper Global Large-Cap Growth Fund Classification. Following a turbulent start to the year, the second quarter marked a return to stability across markets, the economy, and geopolitics. The rebound was supported by improving economic fundamentals, expanding AI usage, and a de-escalatory path for conflicts in the Middle East.  Value stocks widely outperformed for a second consecutive quarter. Contributors included GE Vernova, ASML Holding NV, and Applied Materials. Detractors included Microsoft Corp., Boston Scientific, and Netflix.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Global Growth Fund - Class I	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
06/16	10,000	10,000	10,000
06/17	11,914	11,942	11,927
06/18	14,467	13,293	13,584
06/19	15,990	14,133	14,941
06/20	18,675	14,506	16,602
06/21	25,416	20,289	22,843
06/22	17,963	17,171	17,107
06/23	22,282	20,112	20,446
06/24	29,424	24,119	24,660
06/25	33,400	28,144	28,105
06/26	36,476	34,944	31,200

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class I	4.31%	9.21%	7.49%	13.82%
MSCI ACWI Index	11.49%	24.16%	11.49%	13.33%
Lipper Global Large-Cap Growth Fund Classification	6.29%	11.01%	6.43%	12.05%

Fund Statistics

  Total Net Assets$194,119,256
  Number of Portfolio Holdings52
  Portfolio Turnover Rate6%
  Management Fees$477,252

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GGGIX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
NVIDIA Corp.	7.6%
Alphabet Inc.	5.3%
Eli Lilly & Co.	5.1%
Amazon.com Inc.	4.6%
GE Vernova Inc.	4.4%
Microsoft Corp.	3.8%
Broadcom Inc.	3.8%
ASML Holding NV	3.6%
Apple Inc.	3.6%
Investor AB	3.6%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	96.2%
U.S. Government Obligations	3.9%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Information Technology - Semiconductors, Hardware, and Equipment	26.3%
Industrials	18.8%
Financials	13.5%
Communication Services	11.2%
Health Care	8.5%
Consumer Discretionary	8.2%
Information Technology - Software and Services	7.1%
U.S. Government Obligations	3.9%
Other Industry sectors	2.6%
Other Assets and Liabilities (Net)	(0.1)%

The Gabelli Global Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

Class I - GGGIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GGGIX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGGIX-26-SATSR

The Gabelli Global Growth Fund

Class A - GGGAX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GGGAX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class A	$46	0.90%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Global Growth Fund underperformed its benchmarks, the MSCI AC World Index and Lipper Global Large-Cap Growth Fund Classification. Following a turbulent start to the year, the second quarter marked a return to stability across markets, the economy, and geopolitics. The rebound was supported by improving economic fundamentals, expanding AI usage, and a de-escalatory path for conflicts in the Middle East.  Value stocks widely outperformed for a second consecutive quarter. Contributors included GE Vernova, ASML Holding NV, and Applied Materials. Detractors included Microsoft Corp., Boston Scientific, and Netflix.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Global Growth Fund - Class A	The Gabelli Global Growth Fund - Class A (includes sales charge)	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
06/16	10,000	10,000	10,000	10,000
06/17	11,829	11,149	11,942	11,927
06/18	14,279	13,458	13,293	13,584
06/19	15,735	14,830	14,133	14,941
06/20	18,363	17,307	14,506	16,602
06/21	24,992	23,555	20,289	22,843
06/22	17,658	16,643	17,171	17,107
06/23	21,902	20,643	20,112	20,446
06/24	28,917	27,255	24,119	24,660
06/25	32,827	30,940	28,144	28,105
06/26	35,848	33,787	34,944	31,200

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class A	4.31%	9.20%	7.48%	13.62%
The Gabelli Global Growth Fund - Class A (includes sales charge)	(1.69)%	2.92%	6.22%	12.95%
MSCI ACWI Index	11.49%	24.16%	11.49%	13.33%
Lipper Global Large-Cap Growth Fund Classification	6.29%	11.01%	6.43%	12.05%

Fund Statistics

  Total Net Assets$194,119,256
  Number of Portfolio Holdings52
  Portfolio Turnover Rate6%
  Management Fees$477,252

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GGGAX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
NVIDIA Corp.	7.6%
Alphabet Inc.	5.3%
Eli Lilly & Co.	5.1%
Amazon.com Inc.	4.6%
GE Vernova Inc.	4.4%
Microsoft Corp.	3.8%
Broadcom Inc.	3.8%
ASML Holding NV	3.6%
Apple Inc.	3.6%
Investor AB	3.6%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	96.2%
U.S. Government Obligations	3.9%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Information Technology - Semiconductors, Hardware, and Equipment	26.3%
Industrials	18.8%
Financials	13.5%
Communication Services	11.2%
Health Care	8.5%
Consumer Discretionary	8.2%
Information Technology - Software and Services	7.1%
U.S. Government Obligations	3.9%
Other Industry sectors	2.6%
Other Assets and Liabilities (Net)	(0.1)%

The Gabelli Global Growth Fund

Semi-Annual Shareholder Report - June 30, 2026

Class A - GGGAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GGGAX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGGAX-26-SATSR

The Gabelli Global Content & Connectivity Fund

Class AAA - GABTX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GABTX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class AAA	$48	0.92%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Global Content and Connectivity Fund Class AAA, A, and I underperformed its broad-based benchmark, the MSCI AC World Index and all shares outperformed the comparative benchmark, MSCI AC World Communication Index. Global equities rallied in the second quarter as investors rotated back into artificial intelligence - related names, with overall market momentum further helped by de-escalation of conflict in the Middle East and decline in Brent crude prices. Contributors included Anterix Inc., Millicom International Cellular, and SoftBank Group. Detractors included Prosus NV, Kinnevik AB, and T-Mobile US.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Global Content & Connectivity Fund - Class AAA	MSCI ACWI Index	MSCI AC World Communication Services Index
06/16	10,000	10,000	10,000
06/17	10,592	11,942	9,851
06/18	10,527	13,293	9,517
06/19	10,834	14,133	10,819
06/20	10,503	14,506	11,826
06/21	14,666	20,289	16,841
06/22	10,555	17,171	11,857
06/23	11,181	20,112	13,144
06/24	13,741	24,119	17,426
06/25	16,799	28,144	21,929
06/26	21,085	34,944	24,793

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class AAA	11.42%	25.51%	7.53%	7.75%
MSCI ACWI Index	11.49%	24.16%	11.49%	13.33%
MSCI AC World Communication Services Index	(2.23)%	13.06%	8.04%	9.51%

Fund Statistics

  Total Net Assets$81,726,516
  Number of Portfolio Holdings62
  Portfolio Turnover Rate11%
  Management Fees$120,487

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GABTX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
SoftBank Group Corp.	9.6%
Anterix Inc.	8.8%
Alphabet Inc.	8.4%
Millicom International Cellular SA	5.3%
Meta Platforms Inc.	4.8%
T-Mobile US Inc.	4.5%
Prosus NV	3.8%
Telephone and Data Systems Inc.	3.4%
Deutsche Telekom AG	3.3%
Rogers Communications Inc.	3.2%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	99.7%
U.S. Government Obligations	0.3%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Communication Services	75.6%
Consumer Discretionary	9.8%
Information Technology	5.1%
Financials	5.1%
Real Estate	2.8%
Energy	1.3%
U.S. Government Obligations	0.3%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

The Gabelli Global Content & Connectivity Fund

Semi-Annual Shareholder Report - June 30, 2026

Class AAA - GABTX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GABTX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABTX-26-SATSR

The Gabelli Global Content & Connectivity Fund

Class C - GTCCX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GTCCX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class C	$52	0.92%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Global Content and Connectivity Fund Class AAA, A, and I underperformed its broad-based benchmark, the MSCI AC World Index and all shares outperformed the comparative benchmark, MSCI AC World Communication Index. Global equities rallied in the second quarter as investors rotated back into artificial intelligence - related names, with overall market momentum further helped by de-escalation of conflict in the Middle East and decline in Brent crude prices. Contributors included Anterix Inc., Millicom International Cellular, and SoftBank Group. Detractors included Prosus NV, Kinnevik AB, and T-Mobile US.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Global Content & Connectivity Fund - Class C	The Gabelli Global Content & Connectivity Fund - Class C (includes sales charge)	MSCI ACWI Index	MSCI AC World Communication Services Index
06/16	10,000	10,000	10,000	10,000
06/17	10,510	10,510	11,942	9,851
06/18	10,368	10,368	13,293	9,517
06/19	10,590	10,590	14,133	10,819
06/20	10,234	10,234	14,506	11,826
06/21	14,288	14,288	20,289	16,841
06/22	10,286	10,286	17,171	11,857
06/23	10,838	10,838	20,112	13,144
06/24	13,327	13,327	24,119	17,426
06/25	17,366	17,366	28,144	21,929
06/26	25,013	25,013	34,944	24,793

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class C	27.83%	44.03%	11.85%	9.60%
The Gabelli Global Content & Connectivity Fund - Class C (includes sales charge)	26.83%	43.03%	11.85%	9.60%
MSCI ACWI Index	11.49%	24.16%	11.49%	13.33%
MSCI AC World Communication Services Index	(2.23)%	13.06%	8.04%	9.51%

Fund Statistics

  Total Net Assets$81,726,516
  Number of Portfolio Holdings62
  Portfolio Turnover Rate11%
  Management Fees$120,487

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GTCCX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
SoftBank Group Corp.	9.6%
Anterix Inc.	8.8%
Alphabet Inc.	8.4%
Millicom International Cellular SA	5.3%
Meta Platforms Inc.	4.8%
T-Mobile US Inc.	4.5%
Prosus NV	3.8%
Telephone and Data Systems Inc.	3.4%
Deutsche Telekom AG	3.3%
Rogers Communications Inc.	3.2%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	99.7%
U.S. Government Obligations	0.3%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Communication Services	75.6%
Consumer Discretionary	9.8%
Information Technology	5.1%
Financials	5.1%
Real Estate	2.8%
Energy	1.3%
U.S. Government Obligations	0.3%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

The Gabelli Global Content & Connectivity Fund

Semi-Annual Shareholder Report - June 30, 2026

Class C - GTCCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GTCCX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GTCCX-26-SATSR

The Gabelli Global Content & Connectivity Fund

Class I - GTTIX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GTTIX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class I	$48	0.92%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Global Content and Connectivity Fund Class AAA, A, and I underperformed its broad-based benchmark, the MSCI AC World Index and all shares outperformed the comparative benchmark, MSCI AC World Communication Index. Global equities rallied in the second quarter as investors rotated back into artificial intelligence - related names, with overall market momentum further helped by de-escalation of conflict in the Middle East and decline in Brent crude prices. Contributors included Anterix Inc., Millicom International Cellular, and SoftBank Group. Detractors included Prosus NV, Kinnevik AB, and T-Mobile US.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Global Content & Connectivity Fund - Class I	MSCI ACWI Index	MSCI AC World Communication Services Index
06/16	10,000	10,000	10,000
06/17	10,638	11,942	9,851
06/18	10,655	13,293	9,517
06/19	11,047	14,133	10,819
06/20	10,746	14,506	11,826
06/21	14,999	20,289	16,841
06/22	10,793	17,171	11,857
06/23	11,436	20,112	13,144
06/24	14,057	24,119	17,426
06/25	17,187	28,144	21,929
06/26	21,570	34,944	24,793

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class I	11.47%	25.50%	7.54%	7.99%
MSCI ACWI Index	11.49%	24.16%	11.49%	13.33%
MSCI AC World Communication Services Index	(2.23)%	13.06%	8.04%	9.51%

Fund Statistics

  Total Net Assets$81,726,516
  Number of Portfolio Holdings62
  Portfolio Turnover Rate11%
  Management Fees$120,487

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GTTIX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
SoftBank Group Corp.	9.6%
Anterix Inc.	8.8%
Alphabet Inc.	8.4%
Millicom International Cellular SA	5.3%
Meta Platforms Inc.	4.8%
T-Mobile US Inc.	4.5%
Prosus NV	3.8%
Telephone and Data Systems Inc.	3.4%
Deutsche Telekom AG	3.3%
Rogers Communications Inc.	3.2%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	99.7%
U.S. Government Obligations	0.3%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Communication Services	75.6%
Consumer Discretionary	9.8%
Information Technology	5.1%
Financials	5.1%
Real Estate	2.8%
Energy	1.3%
U.S. Government Obligations	0.3%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

The Gabelli Global Content & Connectivity Fund

Semi-Annual Shareholder Report - June 30, 2026

Class I - GTTIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GTTIX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GTTIX-26-SATSR

The Gabelli Global Content & Connectivity Fund

Class A - GTCAX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GTCAX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class A	$48	0.92%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Global Content and Connectivity Fund Class AAA, A, and I underperformed its broad-based benchmark, the MSCI AC World Index and all shares outperformed the comparative benchmark, MSCI AC World Communication Index. Global equities rallied in the second quarter as investors rotated back into artificial intelligence - related names, with overall market momentum further helped by de-escalation of conflict in the Middle East and decline in Brent crude prices. Contributors included Anterix Inc., Millicom International Cellular, and SoftBank Group. Detractors included Prosus NV, Kinnevik AB, and T-Mobile US.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Global Content & Connectivity Fund - Class A	The Gabelli Global Content & Connectivity Fund - Class A (includes sales charge)	MSCI ACWI Index	MSCI AC World Communication Services Index
06/16	10,000	10,000	10,000	10,000
06/17	10,576	9,968	11,942	9,851
06/18	10,512	9,908	13,293	9,517
06/19	10,820	10,198	14,133	10,819
06/20	10,486	9,883	14,506	11,826
06/21	14,640	13,798	20,289	16,841
06/22	10,537	9,931	17,171	11,857
06/23	11,163	10,521	20,112	13,144
06/24	13,719	12,930	24,119	17,426
06/25	16,774	15,810	28,144	21,929
06/26	21,051	19,841	34,944	24,793

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class A	11.41%	25.49%	7.53%	7.73%
The Gabelli Global Content & Connectivity Fund - Class A (includes sales charge)	5.01%	18.28%	6.27%	7.09%
MSCI ACWI Index	11.49%	24.16%	11.49%	13.33%
MSCI AC World Communication Services Index	(2.23)%	13.06%	8.04%	9.51%

Fund Statistics

  Total Net Assets$81,726,516
  Number of Portfolio Holdings62
  Portfolio Turnover Rate11%
  Management Fees$120,487

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GTCAX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
SoftBank Group Corp.	9.6%
Anterix Inc.	8.8%
Alphabet Inc.	8.4%
Millicom International Cellular SA	5.3%
Meta Platforms Inc.	4.8%
T-Mobile US Inc.	4.5%
Prosus NV	3.8%
Telephone and Data Systems Inc.	3.4%
Deutsche Telekom AG	3.3%
Rogers Communications Inc.	3.2%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	99.7%
U.S. Government Obligations	0.3%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Communication Services	75.6%
Consumer Discretionary	9.8%
Information Technology	5.1%
Financials	5.1%
Real Estate	2.8%
Energy	1.3%
U.S. Government Obligations	0.3%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

The Gabelli Global Content & Connectivity Fund

Semi-Annual Shareholder Report - June 30, 2026

Class A - GTCAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GTCAX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GTCAX-26-SATSR

The Gabelli Global Mini Mites Fund

Class A - GMNAX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GMNAX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class A	$49	0.90%

How did the Fund perform?

For the six months ended June 30, 2026, The Gabelli Global Mini Mites Fund underperformed its broad-based benchmark, the Russell 2000 Index, and outperformed its comparatives, the MSCI World Micro Cap and S&P SmallCap 600 Indices. For the period, global equity markets enjoyed a very strong performance as the conflict in the Middle East was scaled back which resulted in much lower oil prices.  Corporate earnings grew sharply helped by the resilience of the global economy. Contributors to performance included Entravision Communications Corp., Park-Ohio Holdings Corp., Ampco-Pittsburg. Detractors included Genius Sports Limited, Velan Inc., and EW Scripps Company.

How has the Fund performed since inception?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Global Mini Mites Fund - Class A	The Gabelli Global Mini Mites Fund - Class A (includes sales charge)	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000	10,000
06/19	9,279	8,745	9,669	9,044	9,824
06/20	7,686	7,244	9,028	8,790	9,283
06/21	14,538	13,702	14,628	14,527	14,169
06/22	10,883	10,257	10,942	10,864	11,019
06/23	13,102	12,348	12,289	11,157	12,531
06/24	14,556	13,718	13,525	11,724	13,737
06/25	17,133	16,147	14,564	14,116	15,625
06/26	23,138	21,806	20,503	17,854	20,288

Average Annual Total Returns

Table Summary
Fund	6 months	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class A	21.78%	35.05%	9.74%	11.44%
The Gabelli Global Mini Mites Fund - Class A (includes sales charge)	14.77%	27.28%	8.45%	10.59%
Russell 2000 Index	22.57%	40.78%	6.98%	9.41%
MSCI World Micro Cap Index	9.34%	26.48%	4.22%	7.88%
S&P Developed Small Cap Index	17.08%	29.84%	7.44%	9.31%

Fund Statistics

  Total Net Assets$26,972,278
  Number of Portfolio Holdings173
  Portfolio Turnover Rate11%
  Management Fees$21,986

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GMNAX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Park-Ohio Holdings Corp.	5.0%
Ampco-Pittsburgh Corp.	4.1%
Tredegar Corp.	4.0%
Entravision Communications Corp.	3.4%
Myers Industries Inc.	2.7%
Anterix Inc.	1.9%
Twin Disc Inc.	1.9%
Monro Inc.	1.8%
L.B. Foster Co.	1.7%
Garrett Motion Inc.	1.7%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	75.6%
U.S. Government Obligations	27.6%
Other Assets and Liabilities (Net)	(3.2)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
U.S. Government Obligations	27.6%
Diversified Industrial	11.6%
Metals and Mining	9.5%
Automotive: Parts and Accessories	5.4%
Broadcasting	4.9%
Hotels and Gaming	4.4%
Consumer Products	4.1%
Aerospace and Defense	4.0%
Other Industry sectors	31.7%
Other Assets and Liabilities (Net)	(3.2)%

The Gabelli Global Mini Mites Fund

Semi-Annual Shareholder Report - June 30, 2026

Class A - GMNAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GMNAX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GMNAX-26-SATSR

The Gabelli Global Mini Mites Fund

Class C - GMNCX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GMNCX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class C	$50	0.90%

How did the Fund perform?

For the six months ended June 30, 2026, The Gabelli Global Mini Mites Fund underperformed its broad-based benchmark, the Russell 2000 Index, and outperformed its comparatives, the MSCI World Micro Cap and S&P SmallCap 600 Indices. For the period, global equity markets enjoyed a very strong performance as the conflict in the Middle East was scaled back which resulted in much lower oil prices.  Corporate earnings grew sharply helped by the resilience of the global economy. Contributors to performance included Entravision Communications Corp., Park-Ohio Holdings Corp., Ampco-Pittsburg. Detractors included Genius Sports Limited, Velan Inc., and EW Scripps Company.

How has the Fund performed since inception?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Global Mini Mites Fund - Class C	The Gabelli Global Mini Mites Fund - Class C (includes sales charge)	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000	10,000
06/19	9,243	9,243	9,669	9,044	9,824
06/20	7,633	7,633	9,028	8,790	9,283
06/21	14,435	14,435	14,628	14,527	14,169
06/22	10,807	10,807	10,942	10,864	11,019
06/23	13,003	13,003	12,289	11,157	12,531
06/24	14,446	14,446	13,525	11,724	13,737
06/25	17,009	17,009	14,564	14,116	15,625
06/26	22,972	22,972	20,503	17,854	20,288

Average Annual Total Returns

Table Summary
Fund	6 months	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class C	21.87%	35.06%	9.74%	11.34%
The Gabelli Global Mini Mites Fund - Class C (includes sales charge)	20.87%	34.06%	9.74%	11.34%
Russell 2000 Index	22.57%	40.78%	6.98%	9.41%
MSCI World Micro Cap Index	9.34%	26.48%	4.22%	7.88%
S&P Developed Small Cap Index	17.08%	29.84%	7.44%	9.31%

Fund Statistics

  Total Net Assets$26,972,278
  Number of Portfolio Holdings173
  Portfolio Turnover Rate11%
  Management Fees$21,986

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GMNCX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Park-Ohio Holdings Corp.	5.0%
Ampco-Pittsburgh Corp.	4.1%
Tredegar Corp.	4.0%
Entravision Communications Corp.	3.4%
Myers Industries Inc.	2.7%
Anterix Inc.	1.9%
Twin Disc Inc.	1.9%
Monro Inc.	1.8%
L.B. Foster Co.	1.7%
Garrett Motion Inc.	1.7%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	75.6%
U.S. Government Obligations	27.6%
Other Assets and Liabilities (Net)	(3.2)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
U.S. Government Obligations	27.6%
Diversified Industrial	11.6%
Metals and Mining	9.5%
Automotive: Parts and Accessories	5.4%
Broadcasting	4.9%
Hotels and Gaming	4.4%
Consumer Products	4.1%
Aerospace and Defense	4.0%
Other Industry sectors	31.7%
Other Assets and Liabilities (Net)	(3.2)%

The Gabelli Global Mini Mites Fund

Semi-Annual Shareholder Report - June 30, 2026

Class C - GMNCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GMNCX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GMNCX-26-SATSR

The Gabelli Global Mini Mites Fund

Class I - GGMMX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GGMMX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class I	$50	0.90%

How did the Fund perform?

For the six months ended June 30, 2026, The Gabelli Global Mini Mites Fund underperformed its broad-based benchmark, the Russell 2000 Index, and outperformed its comparatives, the MSCI World Micro Cap and S&P SmallCap 600 Indices. For the period, global equity markets enjoyed a very strong performance as the conflict in the Middle East was scaled back which resulted in much lower oil prices.  Corporate earnings grew sharply helped by the resilience of the global economy. Contributors to performance included Entravision Communications Corp., Park-Ohio Holdings Corp., Ampco-Pittsburg. Detractors included Genius Sports Limited, Velan Inc., and EW Scripps Company.

How has the Fund performed since inception?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Global Mini Mites Fund - Class I	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000
06/19	9,296	9,669	9,044	9,824
06/20	7,719	9,028	8,790	9,283
06/21	14,591	14,628	14,527	14,169
06/22	10,914	10,942	10,864	11,019
06/23	13,151	12,289	11,157	12,531
06/24	14,596	13,525	11,724	13,737
06/25	17,180	14,564	14,116	15,625
06/26	23,218	20,503	17,854	20,288

Average Annual Total Returns

Table Summary
Fund	6 months	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class I	21.86%	35.14%	9.73%	11.49%
Russell 2000 Index	22.57%	40.78%	6.98%	9.41%
MSCI World Micro Cap Index	9.34%	26.48%	4.22%	7.88%
S&P Developed Small Cap Index	17.08%	29.84%	7.44%	9.31%

Fund Statistics

  Total Net Assets$26,972,278
  Number of Portfolio Holdings173
  Portfolio Turnover Rate11%
  Management Fees$21,986

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GGMMX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Park-Ohio Holdings Corp.	5.0%
Ampco-Pittsburgh Corp.	4.1%
Tredegar Corp.	4.0%
Entravision Communications Corp.	3.4%
Myers Industries Inc.	2.7%
Anterix Inc.	1.9%
Twin Disc Inc.	1.9%
Monro Inc.	1.8%
L.B. Foster Co.	1.7%
Garrett Motion Inc.	1.7%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	75.6%
U.S. Government Obligations	27.6%
Other Assets and Liabilities (Net)	(3.2)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
U.S. Government Obligations	27.6%
Diversified Industrial	11.6%
Metals and Mining	9.5%
Automotive: Parts and Accessories	5.4%
Broadcasting	4.9%
Hotels and Gaming	4.4%
Consumer Products	4.1%
Aerospace and Defense	4.0%
Other Industry sectors	31.7%
Other Assets and Liabilities (Net)	(3.2)%

The Gabelli Global Mini Mites Fund

Semi-Annual Shareholder Report - June 30, 2026

Class I - GGMMX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GGMMX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGMMX-26-SATSR

The Gabelli Global Mini Mites Fund

Class AAA - GAMNX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GAMNX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class AAA	$50	0.90%

How did the Fund perform?

For the six months ended June 30, 2026, The Gabelli Global Mini Mites Fund underperformed its broad-based benchmark, the Russell 2000 Index, and outperformed its comparatives, the MSCI World Micro Cap and S&P SmallCap 600 Indices. For the period, global equity markets enjoyed a very strong performance as the conflict in the Middle East was scaled back which resulted in much lower oil prices.  Corporate earnings grew sharply helped by the resilience of the global economy. Contributors to performance included Entravision Communications Corp., Park-Ohio Holdings Corp., Ampco-Pittsburg. Detractors included Genius Sports Limited, Velan Inc., and EW Scripps Company.

How has the Fund performed since inception?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Global Mini Mites Fund - Class AAA	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000
06/19	9,290	9,669	9,044	9,824
06/20	7,699	9,028	8,790	9,283
06/21	14,553	14,628	14,527	14,169
06/22	10,885	10,942	10,864	11,019
06/23	13,117	12,289	11,157	12,531
06/24	14,558	13,525	11,724	13,737
06/25	17,136	14,564	14,116	15,625
06/26	23,157	20,503	17,854	20,288

Average Annual Total Returns

Table Summary
Fund	6 months	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class AAA	21.86%	35.14%	9.73%	11.45%
Russell 2000 Index	22.57%	40.78%	6.98%	9.41%
MSCI World Micro Cap Index	9.34%	26.48%	4.22%	7.88%
S&P Developed Small Cap Index	17.08%	29.84%	7.44%	9.31%

Fund Statistics

  Total Net Assets$26,972,278
  Number of Portfolio Holdings173
  Portfolio Turnover Rate11%
  Management Fees$21,986

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GAMNX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Park-Ohio Holdings Corp.	5.0%
Ampco-Pittsburgh Corp.	4.1%
Tredegar Corp.	4.0%
Entravision Communications Corp.	3.4%
Myers Industries Inc.	2.7%
Anterix Inc.	1.9%
Twin Disc Inc.	1.9%
Monro Inc.	1.8%
L.B. Foster Co.	1.7%
Garrett Motion Inc.	1.7%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	75.6%
U.S. Government Obligations	27.6%
Other Assets and Liabilities (Net)	(3.2)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
U.S. Government Obligations	27.6%
Diversified Industrial	11.6%
Metals and Mining	9.5%
Automotive: Parts and Accessories	5.4%
Broadcasting	4.9%
Hotels and Gaming	4.4%
Consumer Products	4.1%
Aerospace and Defense	4.0%
Other Industry sectors	31.7%
Other Assets and Liabilities (Net)	(3.2)%

The Gabelli Global Mini Mites Fund

Semi-Annual Shareholder Report - June 30, 2026

Class AAA - GAMNX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GAMNX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GAMNX-26-SATSR

The Gabelli Global Rising Income and Dividend Fund

Class AAA - GAGCX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GAGCX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class AAA	$46	0.90%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Global Rising Income & Dividend Fund underperformed its benchmarks, the MSCI AC World Index and Lipper Global Large-Cap Growth Fund Classification.  Following a turbulent start to the year, the second quarter marked a return to stability across markets, the economy, and geopolitics. The rebound was supported by improving economic fundamentals, expanding usage of AI technology, and a de-escalatory path for conflicts in the Middle East. Contributors included Millicom International Cellular, Hewlett Packard, and Enpro Inc. Detractors included Sony Group, Tencent Music Entertainment Group, and T-Mobile US.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Global Rising Income and Dividend Fund - Class AAA	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
06/16	10,000	10,000	10,000
06/17	11,543	11,886	11,927
06/18	11,963	13,277	13,584
06/19	11,733	14,198	14,941
06/20	10,475	14,681	16,602
06/21	15,674	20,505	22,843
06/22	13,184	17,646	17,107
06/23	15,041	21,022	20,446
06/24	15,099	25,384	24,660
06/25	17,689	29,639	28,105
06/26	20,066	36,103	31,200

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class AAA	4.94%	13.44%	5.07%	7.21%
MSCI World Index	9.94%	21.81%	11.98%	13.70%
Lipper Global Large-Cap Growth Fund Classification	6.29%	11.01%	6.43%	12.05%

Fund Statistics

  Total Net Assets$73,146,316
  Number of Portfolio Holdings184
  Portfolio Turnover Rate7%
  Management Fees$207,014

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GAGCX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Sony Group Corp.	5.1%
Berkshire Hathaway Inc.	3.1%
Rolls-Royce Holdings plc	2.6%
Rogers Communications Inc.	2.3%
CNH Industrial NV, New York	2.1%
Mueller Industries Inc.	2.1%
Millicom International Cellular SA	2.1%
The Bank of New York Mellon Corp.	2.0%
Nestlé SA	1.9%
Traton SE	1.8%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	95.4%
U.S. Government Obligations	4.2%
Rights	0.1%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	14.7%
Food and Beverage	9.7%
Diversified Industrial	8.2%
Energy and Utilities	5.8%
Wireless Telecommunication Services	5.4%
Electronics	5.1%
Entertainment	4.9%
Telecommunication Services	4.6%
Other Industry sectors	41.4%
Other Assets and Liabilities (Net)	0.2%

The Gabelli Global Rising Income and Dividend Fund

Semi-Annual Shareholder Report - June 30, 2026

Class AAA - GAGCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GAGCX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GAGCX-26-SATSR

The Gabelli Global Rising Income and Dividend Fund

Class C - GACCX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GACCX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class C	$46	0.90%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Global Rising Income & Dividend Fund underperformed its benchmarks, the MSCI AC World Index and Lipper Global Large-Cap Growth Fund Classification.  Following a turbulent start to the year, the second quarter marked a return to stability across markets, the economy, and geopolitics. The rebound was supported by improving economic fundamentals, expanding usage of AI technology, and a de-escalatory path for conflicts in the Middle East. Contributors included Millicom International Cellular, Hewlett Packard, and Enpro Inc. Detractors included Sony Group, Tencent Music Entertainment Group, and T-Mobile US.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Global Rising Income and Dividend Fund - Class C	The Gabelli Global Rising Income and Dividend Fund - Class C (includes sales charge)	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
06/16	10,000	10,000	10,000	10,000
06/17	11,463	11,463	11,886	11,927
06/18	11,788	11,788	13,277	13,584
06/19	11,478	11,478	14,198	14,941
06/20	10,214	10,214	14,681	16,602
06/21	15,287	15,287	20,505	22,843
06/22	12,857	12,857	17,646	17,107
06/23	14,668	14,668	21,022	20,446
06/24	14,723	14,723	25,384	24,660
06/25	17,248	17,248	29,639	28,105
06/26	19,573	19,573	36,103	31,200

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class C	4.95%	13.48%	5.07%	6.95%
The Gabelli Global Rising Income and Dividend Fund - Class C (includes sales charge)	3.95%	12.48%	5.07%	6.95%
MSCI World Index	9.94%	21.81%	11.98%	13.70%
Lipper Global Large-Cap Growth Fund Classification	6.29%	11.01%	6.43%	12.05%

Fund Statistics

  Total Net Assets$73,146,316
  Number of Portfolio Holdings184
  Portfolio Turnover Rate7%
  Management Fees$207,014

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GACCX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Sony Group Corp.	5.1%
Berkshire Hathaway Inc.	3.1%
Rolls-Royce Holdings plc	2.6%
Rogers Communications Inc.	2.3%
CNH Industrial NV, New York	2.1%
Mueller Industries Inc.	2.1%
Millicom International Cellular SA	2.1%
The Bank of New York Mellon Corp.	2.0%
Nestlé SA	1.9%
Traton SE	1.8%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	95.4%
U.S. Government Obligations	4.2%
Rights	0.1%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	14.7%
Food and Beverage	9.7%
Diversified Industrial	8.2%
Energy and Utilities	5.8%
Wireless Telecommunication Services	5.4%
Electronics	5.1%
Entertainment	4.9%
Telecommunication Services	4.6%
Other Industry sectors	41.4%
Other Assets and Liabilities (Net)	0.2%

The Gabelli Global Rising Income and Dividend Fund

Semi-Annual Shareholder Report - June 30, 2026

Class C - GACCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GACCX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GACCX-26-SATSR

The Gabelli Global Rising Income and Dividend Fund

Class I - GAGIX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GAGIX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class I	$46	0.90%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Global Rising Income & Dividend Fund underperformed its benchmarks, the MSCI AC World Index and Lipper Global Large-Cap Growth Fund Classification.  Following a turbulent start to the year, the second quarter marked a return to stability across markets, the economy, and geopolitics. The rebound was supported by improving economic fundamentals, expanding usage of AI technology, and a de-escalatory path for conflicts in the Middle East. Contributors included Millicom International Cellular, Hewlett Packard, and Enpro Inc. Detractors included Sony Group, Tencent Music Entertainment Group, and T-Mobile US.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Global Rising Income and Dividend Fund - Class I	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
06/16	10,000	10,000	10,000
06/17	11,603	11,886	11,927
06/18	12,100	13,277	13,584
06/19	11,956	14,198	14,941
06/20	10,706	14,681	16,602
06/21	16,016	20,505	22,843
06/22	13,472	17,646	17,107
06/23	15,374	21,022	20,446
06/24	15,428	25,384	24,660
06/25	18,075	29,639	28,105
06/26	20,505	36,103	31,200

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class I	4.95%	13.44%	5.07%	7.44%
MSCI World Index	9.94%	21.81%	11.98%	13.70%
Lipper Global Large-Cap Growth Fund Classification	6.29%	11.01%	6.43%	12.05%

Fund Statistics

  Total Net Assets$73,146,316
  Number of Portfolio Holdings184
  Portfolio Turnover Rate7%
  Management Fees$207,014

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GAGIX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Sony Group Corp.	5.1%
Berkshire Hathaway Inc.	3.1%
Rolls-Royce Holdings plc	2.6%
Rogers Communications Inc.	2.3%
CNH Industrial NV, New York	2.1%
Mueller Industries Inc.	2.1%
Millicom International Cellular SA	2.1%
The Bank of New York Mellon Corp.	2.0%
Nestlé SA	1.9%
Traton SE	1.8%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	95.4%
U.S. Government Obligations	4.2%
Rights	0.1%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	14.7%
Food and Beverage	9.7%
Diversified Industrial	8.2%
Energy and Utilities	5.8%
Wireless Telecommunication Services	5.4%
Electronics	5.1%
Entertainment	4.9%
Telecommunication Services	4.6%
Other Industry sectors	41.4%
Other Assets and Liabilities (Net)	0.2%

The Gabelli Global Rising Income and Dividend Fund

Semi-Annual Shareholder Report - June 30, 2026

Class I - GAGIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GAGIX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GAGIX-26-SATSR

The Gabelli Global Rising Income and Dividend Fund

Class A - GAGAX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GAGAX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class A	$46	0.90%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Global Rising Income & Dividend Fund underperformed its benchmarks, the MSCI AC World Index and Lipper Global Large-Cap Growth Fund Classification.  Following a turbulent start to the year, the second quarter marked a return to stability across markets, the economy, and geopolitics. The rebound was supported by improving economic fundamentals, expanding usage of AI technology, and a de-escalatory path for conflicts in the Middle East. Contributors included Millicom International Cellular, Hewlett Packard, and Enpro Inc. Detractors included Sony Group, Tencent Music Entertainment Group, and T-Mobile US.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli Global Rising Income and Dividend Fund - Class A	The Gabelli Global Rising Income and Dividend Fund - Class A (includes sales charge)	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
06/16	10,000	10,000	10,000	10,000
06/17	11,547	10,883	11,886	11,927
06/18	11,966	11,277	13,277	13,584
06/19	11,738	11,063	14,198	14,941
06/20	10,481	9,878	14,681	16,602
06/21	15,680	14,778	20,505	22,843
06/22	13,190	12,432	17,646	17,107
06/23	15,049	14,184	21,022	20,446
06/24	15,102	14,234	25,384	24,660
06/25	17,694	16,676	29,639	28,105
06/26	20,072	18,917	36,103	31,200

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class A	4.93%	13.44%	5.06%	7.22%
The Gabelli Global Rising Income and Dividend Fund - Class A (includes sales charge)	(1.10)%	6.92%	3.83%	6.58%
MSCI World Index	9.94%	21.81%	11.98%	13.70%
Lipper Global Large-Cap Growth Fund Classification	6.29%	11.01%	6.43%	12.05%

Fund Statistics

  Total Net Assets$73,146,316
  Number of Portfolio Holdings184
  Portfolio Turnover Rate7%
  Management Fees$207,014

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GAGAX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Sony Group Corp.	5.1%
Berkshire Hathaway Inc.	3.1%
Rolls-Royce Holdings plc	2.6%
Rogers Communications Inc.	2.3%
CNH Industrial NV, New York	2.1%
Mueller Industries Inc.	2.1%
Millicom International Cellular SA	2.1%
The Bank of New York Mellon Corp.	2.0%
Nestlé SA	1.9%
Traton SE	1.8%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	95.4%
U.S. Government Obligations	4.2%
Rights	0.1%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	14.7%
Food and Beverage	9.7%
Diversified Industrial	8.2%
Energy and Utilities	5.8%
Wireless Telecommunication Services	5.4%
Electronics	5.1%
Entertainment	4.9%
Telecommunication Services	4.6%
Other Industry sectors	41.4%
Other Assets and Liabilities (Net)	0.2%

The Gabelli Global Rising Income and Dividend Fund

Semi-Annual Shareholder Report - June 30, 2026

Class A - GAGAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GAGAX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GAGAX-26-SATSR

The Gabelli International Small Cap Fund

Class AAA - GABOX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli International Small Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GABOX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class AAA	$46	0.93%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli International Small Cap Fund underperformed its benchmarks, the MSCI EAFE and  MSCI EAFE Small Cap Indices. For the second quarter global equity markets enjoyed a very strong performance as the conflict in the Middle East was scaled back which resulted in much lower oil prices.  Corporate earnings grew sharply helped by the resilience of the global economy. The equity market advance was broad by both geography and sector. Contributors included Nitto Boeski Co., Glanbia Plc, and Polar Capital Holdings Plc.  Detractors included Westgold Resources Ltd, Genius Sports Limited, and Alamos Gold Inc.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli International Small Cap Fund - Class AAA	MSCI EAFE Index	MSCI EAFE Small Cap Index
06/16	10,000	10,000	10,000
06/17	11,311	12,083	12,364
06/18	12,140	12,974	13,953
06/19	11,124	13,181	13,120
06/20	11,444	12,558	12,701
06/21	15,894	16,692	17,971
06/22	11,024	13,799	13,723
06/23	12,399	16,477	15,192
06/24	11,972	18,469	16,453
06/25	14,212	21,855	20,252
06/26	16,136	26,401	23,884

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class AAA	(0.51)%	13.53%	0.30%	4.90%
MSCI EAFE Index	9.84%	20.80%	9.60%	10.20%
MSCI EAFE Small Cap Index	7.99%	17.93%	5.86%	9.10%

Fund Statistics

  Total Net Assets$6,359,021
  Number of Portfolio Holdings52
  Portfolio Turnover Rate14%
  Management Fees$(52,776)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GABOX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Endeavour Mining plc	4.8%
Chemring Group plc	4.3%
Westgold Resources Ltd.	4.1%
Perseus Mining Ltd.	3.9%
Nitto Boseki Co. Ltd.	3.8%
Alamos Gold Inc.	3.5%
Eldorado Gold Corp.	3.4%
Polar Capital Holdings plc	3.2%
Loomis AB	3.1%
Glanbia plc	3.1%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.2%
Preferred Stocks	2.7%
U.S. Government Obligations	1.6%
Other Assets and Liabilities (Net)	(1.5)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Materials	26.3%
Industrials	23.7%
Consumer Staples	13.2%
Information Technology	9.3%
Health Care	9.3%
Consumer Discretionary	8.5%
Financials	8.2%
U.S. Government Obligations	1.6%
Other Industry sectors	1.4%
Other Assets and Liabilities (Net)	(1.5)%

The Gabelli International Small Cap Fund

Semi-Annual Shareholder Report - June 30, 2026

Class AAA - GABOX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GABOX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABOX-26-SATSR

The Gabelli International Small Cap Fund

Class C - GGLCX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli International Small Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GGLCX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class C	$46	0.92%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli International Small Cap Fund underperformed its benchmarks, the MSCI EAFE and  MSCI EAFE Small Cap Indices. For the second quarter global equity markets enjoyed a very strong performance as the conflict in the Middle East was scaled back which resulted in much lower oil prices.  Corporate earnings grew sharply helped by the resilience of the global economy. The equity market advance was broad by both geography and sector. Contributors included Nitto Boeski Co., Glanbia Plc, and Polar Capital Holdings Plc.  Detractors included Westgold Resources Ltd, Genius Sports Limited, and Alamos Gold Inc.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli International Small Cap Fund - Class C	The Gabelli International Small Cap Fund - Class C (includes sales charge)	MSCI EAFE Index	MSCI EAFE Small Cap Index
06/16	10,000	10,000	10,000	10,000
06/17	11,274	11,274	12,083	12,364
06/18	11,913	11,913	12,974	13,953
06/19	10,726	10,726	13,181	13,120
06/20	10,953	10,953	12,558	12,701
06/21	15,209	15,209	16,692	17,971
06/22	10,558	10,558	13,799	13,723
06/23	11,867	11,867	16,477	15,192
06/24	11,464	11,464	18,469	16,453
06/25	13,603	13,603	21,855	20,252
06/26	15,445	15,445	26,401	23,884

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class C	(0.50)%	13.54%	0.31%	4.44%
The Gabelli International Small Cap Fund - Class C (includes sales charge)	(1.50)%	12.54%	0.31%	4.44%
MSCI EAFE Index	9.84%	20.80%	9.60%	10.20%
MSCI EAFE Small Cap Index	7.99%	17.93%	5.86%	9.10%

Fund Statistics

  Total Net Assets$6,359,021
  Number of Portfolio Holdings52
  Portfolio Turnover Rate14%
  Management Fees$(52,776)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GGLCX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Endeavour Mining plc	4.8%
Chemring Group plc	4.3%
Westgold Resources Ltd.	4.1%
Perseus Mining Ltd.	3.9%
Nitto Boseki Co. Ltd.	3.8%
Alamos Gold Inc.	3.5%
Eldorado Gold Corp.	3.4%
Polar Capital Holdings plc	3.2%
Loomis AB	3.1%
Glanbia plc	3.1%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.2%
Preferred Stocks	2.7%
U.S. Government Obligations	1.6%
Other Assets and Liabilities (Net)	(1.5)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Materials	26.3%
Industrials	23.7%
Consumer Staples	13.2%
Information Technology	9.3%
Health Care	9.3%
Consumer Discretionary	8.5%
Financials	8.2%
U.S. Government Obligations	1.6%
Other Industry sectors	1.4%
Other Assets and Liabilities (Net)	(1.5)%

The Gabelli International Small Cap Fund

Semi-Annual Shareholder Report - June 30, 2026

Class C - GGLCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GGLCX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGLCX-26-SATSR

The Gabelli International Small Cap Fund

Class I - GLOIX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli International Small Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GLOIX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class I	$46	0.93%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli International Small Cap Fund underperformed its benchmarks, the MSCI EAFE and  MSCI EAFE Small Cap Indices. For the second quarter global equity markets enjoyed a very strong performance as the conflict in the Middle East was scaled back which resulted in much lower oil prices.  Corporate earnings grew sharply helped by the resilience of the global economy. The equity market advance was broad by both geography and sector. Contributors included Nitto Boeski Co., Glanbia Plc, and Polar Capital Holdings Plc.  Detractors included Westgold Resources Ltd, Genius Sports Limited, and Alamos Gold Inc.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli International Small Cap Fund - Class I	MSCI EAFE Index	MSCI EAFE Small Cap Index
06/16	10,000	10,000	10,000
06/17	11,373	12,083	12,364
06/18	12,226	12,974	13,953
06/19	11,207	13,181	13,120
06/20	11,525	12,558	12,701
06/21	16,006	16,692	17,971
06/22	11,104	13,799	13,723
06/23	12,481	16,477	15,192
06/24	12,063	18,469	16,453
06/25	14,318	21,855	20,252
06/26	16,253	26,401	23,884

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class I	(0.50)%	13.51%	0.31%	4.98%
MSCI EAFE Index	9.84%	20.80%	9.60%	10.20%
MSCI EAFE Small Cap Index	7.99%	17.93%	5.86%	9.10%

Fund Statistics

  Total Net Assets$6,359,021
  Number of Portfolio Holdings52
  Portfolio Turnover Rate14%
  Management Fees$(52,776)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GLOIX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Endeavour Mining plc	4.8%
Chemring Group plc	4.3%
Westgold Resources Ltd.	4.1%
Perseus Mining Ltd.	3.9%
Nitto Boseki Co. Ltd.	3.8%
Alamos Gold Inc.	3.5%
Eldorado Gold Corp.	3.4%
Polar Capital Holdings plc	3.2%
Loomis AB	3.1%
Glanbia plc	3.1%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.2%
Preferred Stocks	2.7%
U.S. Government Obligations	1.6%
Other Assets and Liabilities (Net)	(1.5)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Materials	26.3%
Industrials	23.7%
Consumer Staples	13.2%
Information Technology	9.3%
Health Care	9.3%
Consumer Discretionary	8.5%
Financials	8.2%
U.S. Government Obligations	1.6%
Other Industry sectors	1.4%
Other Assets and Liabilities (Net)	(1.5)%

The Gabelli International Small Cap Fund

Semi-Annual Shareholder Report - June 30, 2026

Class I - GLOIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GLOIX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GLOIX-26-SATSR

The Gabelli International Small Cap Fund

Class A - GOCAX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli International Small Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GOCAX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class A	$46	0.93%

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli International Small Cap Fund underperformed its benchmarks, the MSCI EAFE and  MSCI EAFE Small Cap Indices. For the second quarter global equity markets enjoyed a very strong performance as the conflict in the Middle East was scaled back which resulted in much lower oil prices.  Corporate earnings grew sharply helped by the resilience of the global economy. The equity market advance was broad by both geography and sector. Contributors included Nitto Boeski Co., Glanbia Plc, and Polar Capital Holdings Plc.  Detractors included Westgold Resources Ltd, Genius Sports Limited, and Alamos Gold Inc.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	The Gabelli International Small Cap Fund - Class A	The Gabelli International Small Cap Fund - Class A (includes sales charge)	MSCI EAFE Index	MSCI EAFE Small Cap Index
06/16	10,000	10,000	10,000	10,000
06/17	11,316	10,666	12,083	12,364
06/18	12,049	11,357	12,974	13,953
06/19	10,928	10,300	13,181	13,120
06/20	11,193	10,550	12,558	12,701
06/21	15,547	14,654	16,692	17,971
06/22	10,791	10,171	13,799	13,723
06/23	12,130	11,433	16,477	15,192
06/24	11,711	11,039	18,469	16,453
06/25	13,908	13,109	21,855	20,252
06/26	15,784	14,877	26,401	23,884

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class A	(0.51)%	13.49%	0.30%	4.67%
The Gabelli International Small Cap Fund - Class A (includes sales charge)	(6.23)%	6.96%	(0.88)%	4.05%
MSCI EAFE Index	9.84%	20.80%	9.60%	10.20%
MSCI EAFE Small Cap Index	7.99%	17.93%	5.86%	9.10%

Fund Statistics

  Total Net Assets$6,359,021
  Number of Portfolio Holdings52
  Portfolio Turnover Rate14%
  Management Fees$(52,776)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GOCAX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Endeavour Mining plc	4.8%
Chemring Group plc	4.3%
Westgold Resources Ltd.	4.1%
Perseus Mining Ltd.	3.9%
Nitto Boseki Co. Ltd.	3.8%
Alamos Gold Inc.	3.5%
Eldorado Gold Corp.	3.4%
Polar Capital Holdings plc	3.2%
Loomis AB	3.1%
Glanbia plc	3.1%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.2%
Preferred Stocks	2.7%
U.S. Government Obligations	1.6%
Other Assets and Liabilities (Net)	(1.5)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Materials	26.3%
Industrials	23.7%
Consumer Staples	13.2%
Information Technology	9.3%
Health Care	9.3%
Consumer Discretionary	8.5%
Financials	8.2%
U.S. Government Obligations	1.6%
Other Industry sectors	1.4%
Other Assets and Liabilities (Net)	(1.5)%

The Gabelli International Small Cap Fund

Semi-Annual Shareholder Report - June 30, 2026

Class A - GOCAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/GOCAX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GOCAX-26-SATSR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

The Gabelli Global Growth Fund

Semiannual Report — June 30, 2026

(Y)our Portfolio Management Team

Caesar M. P. Bryan	Howard F. Ward, CFA	John Belton, CFA
Portfolio Manager	Portfolio Manager	Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2026, the net asset value (NAV) total return per Class I Share of The Gabelli Global Growth Fund was 4.3% compared with a total return of 11.5% for the Morgan Stanley Capital International (MSCI) All Country (AC) World Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2026.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2026:

The Gabelli Global Growth Fund

Information Technology - Semiconductors, Hardware, and Equipment	26.3%
Industrials	18.8%
Financials	13.5%
Communication Services	11.2%
Health Care	8.5%
Consumer Discretionary	8.2%
Information Technology - Software and Services	7.1%
U.S. Government Obligations	3.9%
Consumer Staples	1.6%
Materials	1.0%
Other Assets and Liabilities (Net)	(0.1)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

The Gabelli Global Growth Fund

Schedule of Investments — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 96.2%
	INFORMATION TECHNOLOGY - SEMICONDUCTORS, HARDWARE, AND EQUIPMENT — 26.3%
3,600	Advanced Micro Devices Inc.†	$1,873,221	$2,091,276
11,325	Amphenol Corp., Cl. A	1,636,285	1,996,824
24,300	Apple Inc.	377,306	7,031,448
5,500	Applied Materials Inc.	1,310,986	3,976,500
3,550	ASML Holding NV	932,177	7,062,512
19,400	Broadcom Inc.	3,665,449	7,328,350
10,200	Keyence Corp.	1,103,932	5,085,101
1,555	Micron Technology Inc.	1,847,423	1,794,921
73,500	NVIDIA Corp.	361,914	14,706,615
		13,108,693	51,073,547
	INDUSTRIALS — 18.8%
11,390	Eaton Corp. plc	2,325,067	4,853,507
58,781	FANUC Corp.	2,697,837	2,658,964
7,200	GE Vernova Inc.	1,011,437	8,458,992
15,600	General Electric Co.	2,283,362	5,830,188
7,800	Howmet Aerospace Inc.	1,544,123	2,097,108
20,000	Mitsubishi Heavy Industries Ltd.	575,220	450,936
913	Rheinmetall AG	1,521,022	1,033,283
44,166	Saab AB, Cl. B	2,240,060	2,290,209
13,500	Schneider Electric SE	3,486,599	4,402,324
8,800	Trane Technologies plc	1,772,971	4,322,208
		19,457,698	36,397,719
	FINANCIALS — 13.5%
6,500	Aon plc, Cl. A	2,297,842	2,155,985
11,055	Chubb Ltd.	2,517,684	3,766,881
169,000	Investor AB, Cl. B	2,383,031	7,016,140
25,500	KKR & Co. Inc.	2,575,602	2,340,390
6,700	Mastercard Inc., Cl. A	93,730	3,441,120
4,020	S&P Global Inc.	746,205	1,637,185
17,000	Visa Inc., Cl. A	301,339	5,832,530
		10,915,433	26,190,231
	COMMUNICATION SERVICES — 11.2%
16,200	Alphabet Inc., Cl. A	238,018	5,789,394
12,720	Alphabet Inc., Cl. C	403,698	4,494,357
7,600	Meta Platforms Inc., Cl. A	1,305,439	4,281,004
59,700	Netflix Inc.†	1,185,739	4,262,580
6,413	Spotify Technology SA†	1,405,373	2,944,401
		4,538,267	21,771,736
	HEALTH CARE — 8.5%
8,320	Eli Lilly & Co.	3,612,603	9,979,258
5,550	Intuitive Surgical Inc.†	1,516,312	2,207,124
8,480	Stryker Corp.	2,754,677	2,669,843
Shares		Cost	Market Value
3,450	Thermo Fisher Scientific Inc.	$473,104	$1,729,692
		8,356,696	16,585,917
	CONSUMER DISCRETIONARY — 8.2%
37,700	Amazon.com Inc.†	1,897,368	8,985,418
2,000	Christian Dior SE	290,698	1,026,055
4,300	LVMH Moet Hennessy Louis Vuitton SE	721,121	2,378,470
350	MercadoLibre Inc.†	726,406	594,087
6,800	Tesla Inc.†	2,987,214	2,860,080
		6,622,807	15,844,110
	INFORMATION TECHNOLOGY - SOFTWARE AND SERVICES — 7.1%
4,330	Cadence Design Systems Inc.†	1,008,211	1,625,136
4,230	CrowdStrike Holdings Inc., Cl. A†	569,102	3,228,082
19,900	Microsoft Corp.	585,067	7,423,098
10,500	Oracle Corp.	2,004,752	1,538,775
		4,167,132	13,815,091
	CONSUMER STAPLES — 1.6%
6,850	L’Oreal SA	1,405,199	3,002,755

	MATERIALS — 1.0%
3,900	Linde plc	1,455,680	2,023,866

	TOTAL COMMON STOCKS	70,027,605	186,704,972

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 3.9%
$7,550,000	U.S. Treasury Bills, 3.599% to 3.677%††, 07/09/26 to 10/15/26	7,519,225	7,518,733

	TOTAL INVESTMENTS — 100.1%	$77,546,830	194,223,705

	Other Assets and Liabilities (Net) — (0.1)%		(104,449)

	NET ASSETS — 100.0%		$194,119,256

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

See accompanying notes to financial statements.

3

The Gabelli Global Growth Fund

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Geographic Diversification	% of Market Value	Market Value
United States	70.9%	$137,750,108
Europe	24.9	48,278,596
Japan	4.2	8,195,001
	100.0%	$194,223,705

See accompanying notes to financial statements.

4

The Gabelli Global Growth Fund

Statement of Assets and Liabilities

June 30, 2026 (Unaudited)

Assets:
Investments, at value (cost $77,546,830)	$194,223,705
Foreign currency, at value (cost $10,873)	10,458
Receivable for Fund shares sold	87,422
Receivable from Adviser	74,665
Dividends receivable	89,413
Prepaid expenses	46,905
Total Assets	194,532,568
Liabilities:
Payable to bank	60,927
Payable for Fund shares redeemed	57,489
Payable for investment advisory fees	157,609
Payable for distribution fees	24,144
Payable for accounting fees	3,750
Payable for legal and audit fees	36,029
Payable for shareholder communications	35,824
Other accrued expenses	37,540
Total Liabilities	413,312
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 3,173,250 shares outstanding)	$194,119,256

Net Assets Consist of:
Paid-in capital	$77,361,785
Total distributable earnings	116,757,471
Net Assets	$194,119,256

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($110,413,084 ÷ 1,822,809 shares outstanding; 75,000,000 shares authorized)	$60.57
Class A:
Net Asset Value and redemption price per share ($6,498,964 ÷ 107,347 shares outstanding; 50,000,000 shares authorized)	$60.54
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$64.23
Class C:
Net Asset Value and redemption price per share ($544,205 ÷ 11,179 shares outstanding; 25,000,000 shares authorized)	$48.68
Class I:
Net Asset Value, offering, and redemption price per share ($76,663,003 ÷ 1,231,915 shares outstanding; 25,000,000 shares authorized)	$62.23

Statement of Operations

For the Six Months Ended June 30, 2026 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $72,939)	$674,050
Interest	176,616
Total Investment Income	850,666
Expenses:
Investment advisory fees	934,020
Distribution fees - Class AAA	132,277
Distribution fees - Class A	8,128
Distribution fees - Class C	3,018
Shareholder services fees	61,977
Shareholder communications expenses	44,294
Legal and audit fees	33,707
Accounting fees	22,500
Registration expenses	12,940
Custodian fees	12,905
Directors’ fees	11,335
Interest expense	3,773
Miscellaneous expenses	20,285
Total Expenses	1,301,159
Less:
Expense reimbursements (See Note 3)	(456,768)
Net Expenses	844,391
Net Investment Income	6,275

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	3,729,205
Net realized loss on foreign currency transactions	(2,078)
Net realized gain on investments and foreign currency transactions	3,727,127
Net change in unrealized appreciation/(depreciation):
on investments	4,269,180
on foreign currency translations	(2,127)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	4,267,053
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	7,994,180
Net Increase in Net Assets Resulting from Operations	$8,000,455

See accompanying notes to financial statements.

5

The Gabelli Global Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$6,275	$186,766
Net realized gain on investments and foreign currency transactions	3,727,127	22,224,973
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	4,267,053	2,597,672
Net Increase in Net Assets Resulting from Operations	8,000,455	25,009,411

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(13,466,143)
Class A	—	(851,794)
Class C	—	(116,153)
Class I	—	(9,413,779)
Total Distributions to Shareholders	—	(23,847,869)

Capital Share Transactions:
Class AAA	(2,612,599)	1,934,826
Class A	(561,181)	1,220,115
Class C	(357,261)	10,346
Class I	(1,831,690)	(3,170,271)
Net Decrease in Net Assets from Capital Share Transactions	(5,362,731)	(4,984)

Redemption Fees	—	601

Net Increase in Net Assets	2,637,724	1,157,159

Net Assets:
Beginning of year	191,481,532	190,324,373
End of period	$194,119,256	$191,481,532

See accompanying notes to financial statements.

6

The Gabelli Global Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions									Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Return of Capital		Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2026(d)	$58.08	$(0.00	)(b)	$2.49	$2.49	$—		$—	$—		$—	$—	$60.57	4.29%	$110,413	(0.01	)%(e)	1.49	%(e)	0.90	%(e)	6%
2025	57.99	0.06		8.07	8.13	(0.58)		(7.46)	—		(8.04)	0.00	58.08	13.94	108,496	0.10		1.47		0.90		15
2024	45.77	(0.11)		13.74	13.63	(0.06)		(1.30)	(0.05)		(1.41)	0.00	57.99	29.71	105,995	(0.20)		1.48		0.90		26
2023	34.14	(0.08)		11.85	11.77	(0.14)		—	(0.00	)(b)	(0.14)	0.00	45.77	34.47	89,342	(0.18)		1.61		0.90		37
2022	54.68	(0.14)		(20.34)	(20.48)	(0.00	)(b)	(0.06)	—		(0.06)	0.00	34.14	(37.45)	73,186	(0.34)		1.52		0.90	(f)(g)	36
2021	47.04	(0.25)		10.19	9.94	(0.02)		(2.28)	—		(2.30)	0.00	54.68	21.10	126,055	(0.49)		1.50		0.91	(f)	49
Class A
2026(d)	$58.04	$0.01		$2.49	$2.50	$—		$—	$—		$—	$—	$60.54	4.31%	$6,499	0.03	%(e)	1.49	%(e)	0.90	%(e)	6%
2025	57.95	0.06		8.07	8.13	(0.58)		(7.46)	—		(8.04)	0.00	58.04	13.94	6,794	0.09		1.47		0.90		15
2024	45.74	(0.11)		13.73	13.62	(0.06)		(1.30)	(0.05)		(1.41)	0.00	57.95	29.71	5,613	(0.20)		1.48		0.90		26
2023	34.11	(0.08)		11.85	11.77	(0.14)		—	(0.00	)(b)	(0.14)	0.00	45.74	34.50	3,973	(0.19)		1.61		0.90		37
2022	54.64	(0.14)		(20.33)	(20.47)	(0.00	)(b)	(0.06)	—		(0.06)	0.00	34.11	(37.46)	2,957	(0.35)		1.52		0.90	(f)(g)	36
2021	47.01	(0.25)		10.18	9.93	(0.02)		(2.28)	—		(2.30)	0.00	54.64	21.09	5,252	(0.49)		1.50		0.91	(f)	49
Class C
2026(d)	$46.67	$(0.01)		$2.02	$2.01	$—		$—	$—		$—	$—	$48.68	4.31%	$544	(0.03	)%(e)	2.24	%(e)	0.90	%(e)	6%
2025	46.71	0.05		6.50	6.55	(0.58)		(6.01)	—		(6.59)	0.00	46.67	13.94	885	0.10		2.22		0.90		15
2024	36.88	(0.09)		11.07	10.98	(0.06)		(1.04)	(0.05)		(1.15)	0.00	46.71	29.72	875	(0.19)		2.23		0.90		26
2023	27.53	(0.06)		9.55	9.49	(0.14)		—	(0.00	)(b)	(0.14)	0.00	36.88	34.46	952	(0.19)		2.36		0.90		37
2022	44.09	(0.12)		(16.39)	(16.51)	(0.00	)(b)	(0.05)	—		(0.05)	0.00	27.53	(37.45)	881	(0.36)		2.27		0.90	(f)(g)	36
2021	38.30	(0.21)		8.30	8.09	(0.02)		(2.28)	—		(2.30)	0.00	44.09	21.08	2,411	(0.49)		2.25		0.91	(f)	49
Class I
2026(d)	$59.66	$0.01		$2.56	$2.57	$—		$—	$—		$—	$—	$62.23	4.31%	$76,663	0.03	%(e)	1.24	%(e)	0.90	%(e)	6%
2025	59.55	0.06		8.29	8.35	(0.58)		(7.66)	—		(8.24)	0.00	59.66	13.95	75,307	0.10		1.22		0.90		15
2024	47.00	(0.11)		14.10	13.99	(0.06)		(1.33)	(0.05)		(1.44)	0.00	59.55	29.71	77,841	(0.20)		1.23		0.90		26
2023	35.05	(0.08)		12.17	12.09	(0.14)		—	(0.00	)(b)	(0.14)	0.00	47.00	34.48	56,611	(0.18)		1.36		0.90		37
2022	56.12	(0.14)		(20.87)	(21.01)	(0.00	)(b)	(0.06)	—		(0.06)	0.00	35.05	(37.43)	53,709	(0.35)		1.27		0.90	(f)(g)	36
2021	48.23	(0.26)		10.45	10.19	(0.02)		(2.28)	—		(2.30)	0.00	56.12	21.10	106,107	(0.50)		1.25		0.91	(f)	49

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $456,768, $909,791, $854,439, $882,743, $880,676, and $1,048,506 for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.
(d)	For the six months ended June 30, 2026, unaudited.
(e)	Annualized.
(f)	The Fund incurred tax expense. For the year ended December 31, 2022, the impact was minimal. For the year ended December 31, 2021, if tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% for each Class.
(g)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2022, there was no material impact to the expense ratios.

See accompanying notes to financial statements.

7

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Growth Fund (the Fund), a series of the GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation.

The Fund commenced investment operations on February 7, 1994. Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund’s total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof. The Fund continues to pursue its investment objectives of providing investors with primarily appreciation of capital and secondarily current income.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Such debt obligations are valued through prices provided by a pricing service approved by the Valuation Designee. Certain securities are valued principally using dealer quotations.

8

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered. Such securities are classified as Level 2 in the fair value hierarchy presented below.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/26
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$186,704,972	—	$186,704,972
U.S. Government Obligations	—	$7,518,733	7,518,733
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$186,704,972	$7,518,733	$194,223,705

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed

9

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from

10

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV per share of the Fund.

The tax character of distributions paid during the year ended December 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$1,785,610
Net long term capital gains	22,062,259
Total distributions paid	$23,847,869

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2026:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$77,546,830	$118,568,110	$(1,891,235)	$116,676,875

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the

11

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2026, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2026, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2027, at no more than an annual rate of 0.90% for all classes of shares. During the six months ended June 30, 2026, the Adviser reimbursed the Fund in the amount of $456,768. In addition, the Fund has agreed, during the two years period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The agreement is renewable annually. At June 30, 2026, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $2,220,998:

For the year ended December 31, 2024, expiring December 31, 2026	$854,439
For the year ended December 31, 2025, expiring December 31, 2027	909,791
For the six months ended June 30, 2026, expiring December 31, 2028	456,768
$2,220,998

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2026, other than short term securities and U.S. Government obligations, aggregated $11,297,290 and $14,600,648, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2026, the Distributor retained a total of $873 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with the Bank of New York Mellon, the fees paid include the cost of calculating

12

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2026, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. On April 10, 2026, Bank of New York Mellon became Custodian to the Fund. On April 10, 2026, the Fund became party to an unsecured line of credit with Bank of New York Mellon, which expires on April 9, 2027, and may be renewed annually, of up to $200,000,000 under which the Fund may borrow up to ten percent of its net assets from the bank for temporary borrowing purposes. On April 30, 2026, the Fund terminated the line of credit with State Street Bank & Trust Co., the former Custodian to the Fund. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2026, there were no borrowings outstanding under the line of credit.

8. Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Class AAA and Class A investors may purchase additional shares of the respective classes. Class C is closed to new and existing investors. The minimum investment for Class I shares is $1,000. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2026 and the year ended December 31, 2025, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

13

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	4,271	$246,979	13,049	$798,397
Shares issued upon reinvestment of distributions	373	21,804	219,547	12,830,433
Shares redeemed	(49,836)	(2,881,382)	(192,428)	(11,694,004)
Net increase/(decrease)	(45,192)	$(2,612,599)	40,168	$1,934,826
Class A
Shares sold	4,658	$263,116	19,620	$1,207,725
Shares issued upon reinvestment of distributions	—	—	14,107	823,830
Shares redeemed	(14,365)	(824,297)	(13,534)	(811,440)
Net increase/(decrease)	(9,707)	$(561,181)	20,193	$1,220,115
Class C
Shares issued upon reinvestment of distributions	—	—	2,473	$116,153
Shares redeemed	(7,788)	$(357,261)	(2,232)	(105,807)
Net increase/(decrease)	(7,788)	$(357,261)	241	$10,346
Class I
Shares sold	74,951	$4,435,262	136,928	$8,671,450
Shares issued upon reinvestment of distributions	—	—	155,891	9,358,117
Shares redeemed	(105,311)	(6,266,952)	(337,656)	(21,199,838)
Net decrease	(30,360)	$(1,831,690)	(44,837)	$(3,170,271)

ReFlow Services, LLC. The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the six months ended June 30, 2026, the Fund did not utilize ReFlow.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and

14

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

This page was intentionally left blank.

This page was intentionally left blank.

THE GABELLI GLOBAL GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his BA in Economics from Northwestern University.

John Belton, CFA, joined GAMCO in January 2024. Mr. Belton was most recently an Investment Analyst and Partner at Absoluto Partners Global in Greenwich, Connecticut. Prior to joining Absoluto in 2021, Mr. Belton was an Equity Research Analyst at Evercore ISI for six years, culminating as a Vice President, Equity Research where he led ISI’s Communications Infrastructure Equity research team. He began his career in 2010 as an associate at State Street Global Services. Mr. Belton holds an M.B.A. with Honors in Finance and Economics from Columbia Business School. He also holds a B.A. in Mathematics and Philosophy from Boston College, and is a CFA Charterholder.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

E. Val Cerutti
Chief Executive Officer,
Cerutti Consultants, Inc.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York Mellon

TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB442Q226SAR

GABELLI
FUNDS

# THE GABELLI GLOBAL GROWTH FUND

*Semiannual Report*
*June 30, 2026*

The Gabelli Global Content & Connectivity Fund Semiannual Report — June 30, 2026
Sergey Dluzhevskiy, CFA, CPA Portfolio Manager BS, Case Western Reserve University MBA, The Wharton School University of Pennsylvania

To Our Shareholders,

For the six months ended June 30, 2026, the net asset value (NAV) total return per Class AAA Share of The Gabelli Global Content & Connectivity Fund was 11.4% compared with a total return of (2.2)% for the Morgan Stanley Capital International (MSCI) All Country (AC) World Communication Services Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2026.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2026:

The Gabelli Global Content & Connectivity Fund

Communication Services	75.6%
Consumer Discretionary	9.8%
Information Technology	5.1%
Financials	5.1%
Real Estate	2.8%

Energy	1.3%
U.S. Government Obligations	0.3%
Other Assets and Liabilities (Net)	0.0%*
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

The Gabelli Global Content & Connectivity Fund

Schedule of Investments — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.7%
	COMMUNICATION SERVICES — 75.6%
	Telecommunication Services — 53.6%
35,000	America Movil SAB de CV, ADR	$117,403	$909,650
70,000	Anterix Inc.†	1,461,748	7,205,800
40,000	Array Digital Infrastructure Inc.	1,055,188	1,450,400
50,000	AT&T Inc.	876,092	1,035,000
110,000	Borussia Dortmund GmbH & Co. KGaA	389,679	377,058
37,415,054	Cable & Wireless Jamaica Ltd.†(a)	499,071	2
6,500	Cogeco Communications Inc.	295,161	290,386
6,500	Cogeco Inc.	271,792	283,970
100,000	Deutsche Telekom AG	1,904,240	2,725,101
70,000	Gogo Inc.†	310,761	217,000
150,000	Grupo Televisa SAB, ADR	321,527	406,500
49,000	Liberty Global Ltd., Cl. C†	268,468	539,000
48,000	Millicom International Cellular SA	677,221	4,356,480
110,000	MTN Group Ltd.	446,156	1,530,196
80,000	Rogers Communications Inc., Cl. B	2,291,204	2,600,000
39,000	Shenandoah Telecommunications Co.	389,742	588,120
9,000	Sirius XM Holdings Inc.	244,863	265,860
215,000	SoftBank Group Corp.	2,055,699	7,884,898
15,000	Sunrise Communications AG, Cl. A	463,915	746,287
32,000	Telenor ASA	446,392	458,413
75,000	Telephone and Data Systems Inc.	824,141	2,775,750
32,000	Telesat Corp.†	415,380	1,619,840
22,000	T-Mobile US Inc.	357,482	3,690,060
17,000	Verizon Communications Inc.	499,481	719,780
85,000	Vodafone Group plc, ADR	742,080	1,124,125
		17,624,886	43,799,676
	Media & Entertainment — 22.0%
19,500	Alphabet Inc., Cl. C	942,310	6,889,935
13,000	Atlanta Braves Holdings Inc., Cl. C†	223,677	674,700
14,000	EchoStar Corp., Cl. A†	1,043,856	1,421,000
9,000	Fox Corp., Cl. B	423,352	421,560
180,000	Juventus Football Club SpA†	539,819	420,385
2,500	Madison Square Garden Sports Corp.†	546,830	1,004,600
Shares		Cost	Market Value
64,000	Manchester United plc, Cl. A†	$970,918	$1,467,520
7,000	Meta Platforms Inc., Cl. A	960,489	3,943,030
8,000	Netflix Inc.†	666,213	571,200
1,100	Spotify Technology SA†	472,082	505,043
5,000	The Walt Disney Co.	360,427	481,250
6,000	Versant Media Group Inc.	189,479	216,060
		7,339,452	18,016,283
	TOTAL COMMUNICATION SERVICES	24,964,338	61,815,959

	CONSUMER DISCRETIONARY — 9.8%
	Consumer Discretionary Distribution & Retail — 8.9%
6,000	Amazon.com Inc.†	796,732	1,430,040
29,000	Coupang Inc.†	482,361	503,730
300	MercadoLibre Inc.†	503,539	509,217
72,000	Prosus NV	1,932,224	3,125,331
7,500	Uber Technologies Inc.†	528,077	541,200
40,000	Zalando SE†	904,433	1,159,510
		5,147,366	7,269,028
	Consumer Durables & Apparel — 0.9%
38,000	Sony Group Corp., ADR	482,214	762,280

	TOTAL CONSUMER DISCRETIONARY	5,629,580	8,031,308

	INFORMATION TECHNOLOGY — 5.1%
	Software & Services — 3.4%
3,000	Arista Networks Inc.†	431,379	509,640
6,000	Microsoft Corp.	743,640	2,238,120
		1,175,019	2,747,760
	Technology Hardware & Equipment — 1.7%
3,500	Apple Inc.	138,255	1,012,760
2,100	NVIDIA Corp.	444,443	420,189
		582,698	1,432,949
	TOTAL INFORMATION TECHNOLOGY	1,757,717	4,180,709

	FINANCIALS — 5.1%
	Financial Services — 5.1%
32,000	Cannae Holdings Inc.	457,968	460,800
5,500	EXOR NV	482,941	421,048
215,000	Kinnevik AB, Cl. B†	1,591,849	1,153,011
1,500	Mastercard Inc., Cl. A	219,193	770,400
1,700	Sofina SA	426,447	432,383
520,000	VNV Global AB†	975,722	884,869
12,000	Waterloo Investment Holdings Ltd.†(a)	1,432	4,200
		4,155,552	4,126,711

See accompanying notes to financial statements.

3

The Gabelli Global Content & Connectivity Fund

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
	Insurance — 0.0%
4,460	Old Mutual Ltd.(a)	$12,501	$5

	TOTAL FINANCIALS	4,168,053	4,126,716

	REAL ESTATE — 2.8%
	Equity Real Estate Investment Trusts — 2.8%
4,000	American Tower Corp., REIT	704,640	654,280
4,500	Crown Castle Inc., REIT	381,605	340,785
1,200	Equinix Inc., REIT	91,976	1,250,868
		1,178,221	2,245,933
	TOTAL REAL ESTATE	1,178,221	2,245,933

	ENERGY — 1.3%
	Energy — 1.3%
230,000	Bollore SE	1,299,148	1,065,909
	TOTAL ENERGY	1,299,148	1,065,909

	TOTAL COMMON STOCKS	38,997,057	81,466,534

	CLOSED-END FUNDS — 0.0%
	FINANCIALS — 0.0%
	Financial Services — 0.0%
5,800	Altaba Inc., Escrow†	0	7,540
Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 0.3%
$240,000	U.S. Treasury Bill 3.716%††, 09/24/26	$237,913	$237,923

	TOTAL INVESTMENTS — 100.0%	$39,234,970	81,711,997

	Other Assets and Liabilities (Net) — 0.0%		14,519

	NET ASSETS — 100.0%		$81,726,516

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Geographic Diversification	% of Market Value	Market Value
North America	60.3%	$49,252,792
Europe	23.2	18,954,954
Japan	10.5	8,647,178
Latin America	4.1	3,326,873
South Africa	1.9	1,530,200
	100.0%	$81,711,997

See accompanying notes to financial statements.

4

The Gabelli Global Content & Connectivity Fund

Statement of Assets and Liabilities

June 30, 2026 (Unaudited)

Assets:
Investments, at value (cost $39,234,970)	$81,711,997
Foreign currency, at value (cost $1,158)	640
Receivable for Fund shares sold	103,453
Receivable from Adviser	46,654
Dividends receivable	73,326
Prepaid expenses	30,852
Total Assets	81,966,922
Liabilities:
Payable to bank	74,315
Payable for Fund shares redeemed	652
Payable for investment advisory fees	69,137
Payable for distribution fees	13,673
Payable for accounting fees	3,750
Payable for legal and audit fees	36,988
Payable for shareholder communications	24,633
Other accrued expenses	17,258
Total Liabilities	240,406
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 3,162,708 shares outstanding)	$81,726,516

Net Assets Consist of:
Paid-in capital	$38,445,172
Total distributable earnings	43,281,344
Net Assets	$81,726,516

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($64,342,589 ÷ 2,488,074 shares outstanding; 150,000,000 shares authorized)	$25.86
Class A:
Net Asset Value and redemption price per share ($312,563 ÷ 11,949 shares outstanding; 50,000,000 shares authorized)	$26.16
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$27.76
Class C:
Net Asset Value and redemption price per share ($360.70 ÷ 11.446 shares outstanding; 50,000,000 shares authorized)	$31.51
Class I:
Net Asset Value, offering, and redemption price per share ($17,071,003 ÷ 662,674 shares outstanding; 50,000,000 shares authorized)	$25.76

Statement of Operations

For the Six Months Ended June 30, 2026 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $113,847)	$1,882,680
Interest	6,986
Total Investment Income	1,889,666
Expenses:
Investment advisory fees	393,121
Distribution fees - Class AAA	77,426
Distribution fees - Class A	372
Distribution fees - Class C	2
Legal and audit fees	34,767
Shareholder services fees	33,202
Shareholder communications expenses	27,620
Accounting fees	22,500
Registration expenses	14,681
Custodian fees	8,362
Interest expense	8,119
Directors’ fees	4,641
Miscellaneous expenses	8,867
Total Expenses	633,680
Less:
Expense reimbursements (See Note 3)	(272,634)
Net Expenses	361,046
Net Investment Income	1,528,620

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	7,027,624
Net realized gain on foreign currency transactions	8,909
Net realized gain on investments and foreign currency transactions	7,036,533
Net change in unrealized appreciation/(depreciation):
on investments	8,243
on foreign currency translations	(892)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	7,351
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	7,043,884
Net Increase in Net Assets Resulting from Operations	$8,572,504

See accompanying notes to financial statements.

5

The Gabelli Global Content & Connectivity Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$1,528,620	$1,435,202
Net realized gain on investments and foreign currency transactions	7,036,533	3,570,392
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	7,351	12,403,928
Net Increase in Net Assets Resulting from Operations	8,572,504	17,409,522

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(8,994,654)
Class A	—	(41,830)
Class C	—	(32)
Class I	—	(2,418,692)
	—	(11,455,208)
Return of capital
Class AAA	—	(304,696)
Class A	—	(1,410)
Class C	—	(1)
Class I	—	(82,080)
	—	(388,187)
Total Distributions to Shareholders	—	(11,843,395)

Capital Share Transactions:
Class AAA	(2,405,094)	2,866,873
Class A	(5,433)	31,764
Class C	—	36
Class I	(905,154)	2,700,783
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(3,315,681)	5,599,456

Redemption Fees	5	322

Net Increase in Net Assets	5,256,828	11,165,905

Net Assets:
Beginning of year	76,469,688	65,303,783
End of period	$81,726,516	$76,469,688

See accompanying notes to financial statements.

6

The Gabelli Global Content & Connectivity Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)		Net Investment Income		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)(d)		Portfolio Turnover Rate
Class AAA
2026(e)	$23.21	$0.47		$2.18	$2.65	$—	$—	$—	$—	$0.00	$25.86	11.42%	$64,343		3.88	%(f)	1.66	%(f)	0.92	%(f)	11%
2025	21.43	0.49		5.44	5.93	(3.08)	(0.93)	(0.14)	(4.15)	0.00	23.21	27.63	60,001		1.99		1.69		0.91		13
2024	18.68	0.13	(g)	4.06	4.19	(0.49)	(0.76)	(0.19)	(1.44)	0.00	21.43	22.35	52,559		0.60	(g)	1.73		0.90		11
2023	15.25	0.06		3.43	3.49	(0.06)	—	—	(0.06)	0.00	18.68	22.89	47,834		0.36		1.90		0.91		11
2022	21.86	0.03		(6.29)	(6.26)	(0.35)	—	—	(0.35)	0.00	15.25	(28.62)	42,290		0.18		1.81		0.97	(h)	17
2021	22.18	0.56	(g)	0.59	1.15	(0.62)	(0.85)	—	(1.47)	—	21.86	5.17	65,025		2.33	(g)	1.65		0.90	(h)(i)	26
Class A
2026(e)	$23.48	$0.48		$2.20	$2.68	$—	$—	$—	$—	$0.00	$26.16	11.41%	$313		3.89	%(f)	1.66	%(f)	0.92	%(f)	11%
2025	21.64	0.50		5.50	6.00	(3.08)	(0.94)	(0.14)	(4.16)	0.00	23.48	27.68	286		2.01		1.69		0.91		13
2024	18.87	0.13	(g)	4.09	4.22	(0.50)	(0.76)	(0.19)	(1.45)	0.00	21.64	22.27	234		0.60	(g)	1.73		0.90		11
2023	15.40	0.06		3.47	3.53	(0.06)	—	—	(0.06)	0.00	18.87	22.92	224		0.36		1.90		0.91		11
2022	22.07	0.03		(6.35)	(6.32)	(0.35)	—	—	(0.35)	0.00	15.40	(28.62)	228		0.19		1.81		0.97	(h)	17
2021	22.38	0.56	(g)	0.60	1.16	(0.62)	(0.85)	—	(1.47)	—	22.07	5.16	428		2.30	(g)	1.65		0.90	(h)(i)	26
Class C(j)
2026(e)	$24.65	$4.24		$2.62	$6.86	$—	$—	$—	$—	$—	$31.51	27.83%	$0	(k)	28.64	%(f)	2.42	%(f)	0.92	%(f)	11%
2025	21.18	0.53		7.14	7.67	(1.98)	(0.98)	(1.24)	(4.20)	—	24.65	36.19	0	(k)	2.04		2.44		0.91		13
2024	18.47	0.12	(g)	4.02	4.14	(0.49)	(0.76)	(0.18)	(1.43)	—	21.18	22.34	0	(k)	0.57	(g)	2.48		0.90		11
2023	12.00	0.06		6.47	6.53	(0.06)	—	—	(0.06)	—	18.47	54.42	0	(k)	0.38		2.64		0.91		11
2022	21.24	0.02		(9.26)	(9.24)	—	—	—	—	—	12.00	(43.50)	0	(k)	0.12		2.56		0.97	(h)	17
2021	21.59	0.64	(g)	0.48	1.12	(0.62)	(0.85)	—	(1.47)	—	21.24	5.17	3		2.76	(g)	2.40		0.91	(h)(i)	26
Class I
2026(e)	$23.11	$0.48		$2.17	$2.65	$—	$—	$—	$—	$0.00	$25.76	11.47%	$17,071		3.92	%(f)	1.41	%(f)	0.92	%(f)	11%
2025	21.35	0.49		5.42	5.91	(3.09)	(0.92)	(0.14)	(4.15)	0.00	23.11	27.62	16,183		2.00		1.44		0.91		13
2024	18.62	0.12	(g)	4.05	4.17	(0.49)	(0.76)	(0.19)	(1.44)	0.00	21.35	22.30	12,511		0.59	(g)	1.48		0.90		11
2023	15.20	0.06		3.42	3.48	(0.06)	—	—	(0.06)	0.00	18.62	22.90	10,704		0.36		1.65		0.91		11
2022	21.79	0.03		(6.27)	(6.24)	(0.35)	—	—	(0.35)	0.00	15.20	(28.62)	8,938		0.18		1.56		0.97	(h)	17
2021	22.11	0.55	(g)	0.60	1.15	(0.62)	(0.85)	—	(1.47)	—	21.79	5.18	13,523		2.32	(g)	1.40		0.90	(h)(i)	26

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $272,634, $522,872, $494,883, $527,312, $490,627, and $589,925 for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.
(d)	The Fund incurred interest expense. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.90%, 0.90%, 0.90%, and 0.96% for each Class for the six months ended June 30, 2026 and the years ended December 31, 2025, 2023, and 2022, respectively. For the years ended December 31, 2024 and 2021, the effect of interest expense was minimal.
(e)	For the six months ended June 30, 2026, unaudited.
(f)	Annualized.
(g)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.07 and $0.05 (Class AAA), $0.08 and $0.04 (Class A), $0.07 and $0.15 (Class C), and $0.07 and $0.05 (Class I), and the net investment income ratios would have been 0.35% and 0.20% (Class AAA), 0.36% and 0.18% (Class A), 0.33% and 0.63% (Class C), and 0.35% and 0.20% (Class I) for the years ended December 31, 2024 and 2021, respectively.
(h)	The Fund incurred tax expense for the years ended December 31, 2022 and 2021. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% and 0.90% for each Class.
(i)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2021, there was minimal impact to the expense ratios.
(j)	Due to Class C’s relatively low net assets, certain ratios, total returns and per share amounts have been affected by rounding and may not conform to other share classes.
(k)	Actual number of shares outstanding is 11.446, 11.446, 10.02, 10.02, and 0.02 for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023, and 2022, respectively.

See accompanying notes to financial statements.

7

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Content & Connectivity Fund (the Fund), a series of the GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund commenced investment operations on November 1, 1993.

Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund’s total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof. The Fund continues to pursue its investment objectives of providing investors with primarily appreciation of capital and secondarily current income.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Company’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Such debt obligations are valued through prices provided by a pricing service approved by the Valuation Designee. Certain securities are valued principally using dealer quotations.

8

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/26
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Communication Services	$61,815,957	—	$2	$61,815,959
Financials	4,122,511	—	4,205	4,126,716
Other Industries (b)	15,523,859	—	—	15,523,859
Total Common Stocks	81,462,327	—	4,207	81,466,534
Closed-End Funds (b)	—	$7,540	—	7,540
U.S. Government Obligations	—	237,923	—	237,923
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$81,462,327	$245,463	$4,207	$81,711,997

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

At June 30, 2026, the total value of Level 3 investments for the Fund was less than 1% of total net assets.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations

9

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar

10

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2026, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends. The Fund owns real estate investment trusts (REITs), and the distributions received from REITs may be classified as dividends, capital gains, or return of capital.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$8,811,556
Net long term capital gains	2,643,652
Return of capital	388,187
Total distributions paid	$11,843,395

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute

11

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2026:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$39,239,480	$44,256,243	$(1,783,726)	$42,472,517

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2026, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2026, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2027, at no more than an annual rate of 0.90% for all classes of shares. During the six months ended June 30, 2026, the Adviser reimbursed expenses in the amount of $272,634. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The agreement is

12

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

renewable annually. At June 30, 2026, the cumulative contingent amount which the Fund may repay the Adviser, subject to the terms above, is $1,290,389:

For the year ended December 31, 2024, expiring December 31, 2026	$494,883
For the year ended December 31, 2025, expiring December 31, 2027	522,872
For the six months ended June 30, 2026, expiring December 31, 2028	272,634
$1,290,389

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2026, other than short term securities and U.S. Government obligations, aggregated $8,512,091 and $11,222,954, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2026, the Fund paid brokerage commissions on security trades of $856 to G.research, LLC, an affiliate of the Adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2026, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. On April 10, 2026, Bank of New York Mellon became Custodian to the Fund. On April 10, 2026, the Fund became party to an unsecured line of credit with Bank of New York Mellon, which expires on April 9, 2027, and may be renewed annually, of up to $200,000,000 under which the Fund may borrow up to ten percent of its net assets from the bank for temporary borrowing purposes. On April 30, 2026, the Fund terminated the line of credit with State Street Bank & Trust Co., the former Custodian to the Fund. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2026, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for 63 days of borrowings during the six months ended June 30, 2026 was $411,238 with a weighted average interest rate of 4.99%. The maximum amount borrowed at any time during the six months ended June 30, 2026 was $1,256,000.

8. Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Class AAA and Class A investors may purchase additional shares of the respective classes. Class C is closed to new and existing investors. The minimum investment for Class I shares is $1,000. Class

13

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2026 and the year ended December 31, 2025, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	6,566	$164,743	9,802	$251,968
Shares issued upon reinvestment of distributions	–	–	381,135	8,861,394
Shares redeemed	(103,818)	(2,569,837)	(258,524)	(6,246,489)
Net increase/(decrease)	(97,252)	$(2,405,094)	132,413	$2,866,873
Class A
Shares sold	–	–	494	$11,616
Shares issued upon reinvestment of distributions	–	–	1,346	31,669
Shares redeemed	(223)	$(5,433)	(466)	(11,521)
Net increase/(decrease)	(223)	$(5,433)	1,374	$31,764
Class C
Shares sold	–	–	1	$36
Net increase	–	–	1	$36
Class I
Shares sold	11,951	$301,265	36,725	$936,915
Shares issued upon reinvestment of distributions	–	–	99,946	2,314,742
Shares redeemed	(49,370)	(1,206,419)	(22,563)	(550,874)
Net increase/(decrease)	(37,419)	$(905,154)	114,108	$2,700,783

ReFlow Services, LLC. The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the six months ended June 30, 2026, the Fund did not utilize ReFlow.

14

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

This page was intentionally left blank.

This page was intentionally left blank.

THE GABELLI GLOBAL CONTENT & CONNECTIVITY FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Sergey Dluzhevskiy, CFA, CPA, joined G.research, LLC in 2005 as a research analyst covering the North American telecommunications industry. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and the Fund. Prior to joining Gabelli, Mr. Dluzhevskiy was a senior accountant at Deloitte. He received his undergraduate degree from Case Western Reserve University and an MBA at the Wharton School of the University of Pennsylvania.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

E. Val Cerutti
Chief Executive Officer,
Cerutti Consultants, Inc.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York Mellon

TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Content & Connectivity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB401Q226SAR

GABELLI
FUNDS

# THE GABELLI GLOBAL CONTENT & CONNECTIVITY FUND

*Semiannual Report*
*June 30, 2026*

The Gabelli Global Mini Mites™ Fund

Semiannual Report — June 30, 2026

To Our Shareholders,

For the six months ended June 30, 2026, the net asset value (NAV) total return per Class AAA Share of The Gabelli Global Mini Mites Fund was 21.9% compared with a total return of 17.1% for the S&P Developed SmallCap Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2026.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2026:

The Gabelli Global Mini Mites Fund

U.S. Government Obligations	27.6%
Diversified Industrial	11.6%
Metals and Mining	9.5%
Automotive: Parts and Accessories	5.4%
Broadcasting	4.9%
Hotels and Gaming	4.4%
Consumer Products	4.1%
Aerospace and Defense	4.0%
Machinery	3.7%
Health Care	3.7%
Energy and Utilities	3.0%
Entertainment	2.7%
Financial Services	2.2%
Equipment and Supplies	2.2%
Building and Construction	2.1%
Telecommunication Services	1.9%
Specialty Chemicals	1.7%
Real Estate	1.6%
Food and Beverage	1.3%
Consumer Services	1.3%
Retail	1.1%
Computer Software and Services	1.0%
Publishing	0.8%
Business Services	0.6%
Agriculture	0.5%
Electronics	0.3%
Other Assets and Liabilities (Net)	(3.2)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

The Gabelli Global Mini Mites Fund

Schedule of Investments — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 75.6%
	Aerospace and Defense — 4.0%
200	Astronics Corp.†	$2,531	$16,252
3,880	Astronics Corp., Cl. B†	51,777	294,880
7,500	Avio SpA	112,969	269,511
1,000	CPI Aerostructures Inc.†	2,388	5,190
22,000	Innovative Solutions and Support Inc.†	340,072	396,000
8,000	Redwire Corp.†	53,985	97,840
		563,722	1,079,673
	Agriculture — 0.5%
300	Alico Inc.	9,665	12,411
10,000	Limoneira Co.	151,721	131,300
11,000	S&W Seed Co.†	33,898	330
		195,284	144,041
	Automotive: Parts and Accessories — 5.4%
12,300	Garrett Motion Inc.	68,321	445,629
28,000	Monro Inc.	444,072	479,080
3,200	Motorcar Parts of America Inc.†	21,700	49,024
8,500	Standard Motor Products Inc.	216,148	331,245
2,000	Strattec Security Corp.†	37,506	162,900
		787,747	1,467,878
	Broadcasting — 4.9%
2,500	Beasley Broadcast Group Inc., Cl. A†	14,647	65,625
90,000	Corus Entertainment Inc., Cl. B†	48,068	2,221
9,000	Cumulus Media Inc., Cl. A†	8,552	193
70,000	Entravision Communications Corp., Cl. A	196,411	912,800
1,000	Mediaco Holding Inc., Cl. A†	1,125	986
75,000	The E.W. Scripps Co., Cl. A†	319,265	207,750
18,300	Townsquare Media Inc., Cl. A	157,094	129,381
		745,162	1,318,956
	Building and Construction — 2.1%
59,026	Armstrong Flooring Inc.†	5,515	0
24,000	Gencor Industries Inc.†	292,902	358,080
1,925	Neinor Homes SA	24,184	36,182
20,000	Tecogen Inc.†	43,938	104,400
200	The Monarch Cement Co.	11,234	57,450
		377,773	556,112
	Business Services — 0.6%
400	Boston Omaha Corp., Cl. A†	6,934	5,456
5,400	Du-Art Film Laboratories Inc., Non-Voting†(a)	0	6,512
Shares		Cost	Market Value
600	Du-Art Film Laboratories Inc., Voting†(a)	$0	$724
4,000	Ework Group AB	33,432	24,339
2,500	Magnera Corp.†	75,429	29,375
1,000	MIND Technology Inc.†	5,335	4,720
13,000	TransAct Technologies Inc.†	79,224	75,920
80,002	Trans-Lux Corp.†	24,496	888
		224,850	147,934
	Computer Software and Services — 1.0%
17,000	Alithya Group Inc., Cl. A†	39,637	12,107
900	Asetek A/S†	706	237
700	Bittium Oyj	4,945	25,114
300	Daktronics Inc.†	2,421	5,868
24,000	Lantronix Inc.†	163,114	141,120
2,000	NextNav Inc.†	5,540	35,660
60,000	Pacific Online Ltd.	12,359	1,989
110,000	Xtract One Technologies Inc.†	54,253	44,210
		282,975	266,305
	Consumer Products — 4.1%
13,500	American Outdoor Brands Inc.†	121,431	158,490
2,000	Aspen Group Inc.†	244	555
3,800	Byrna Technologies Inc.†	53,080	25,498
75,000	Clarus Corp.	373,218	236,250
500	CompX International Inc.	7,197	12,450
700,000	Goodbaby International Holdings Ltd.	68,490	73,188
12,500	Lifetime Brands Inc.	73,365	106,625
1,160	MasterCraft Boat Holdings Inc.†	40,329	29,951
2,500	Movado Group Inc.	34,225	98,275
6,400	Nobility Homes Inc.	184,581	189,920
200	Oil-Dri Corp. of America	2,550	20,442
4,000	PetMed Express Inc.†	12,799	7,680
71,000	Playmates Holdings Ltd.	10,621	4,345
4,000	Sturm Ruger & Co. Inc.	148,111	151,400
		1,130,241	1,115,069
	Consumer Services — 1.3%
1,900	Contextlogic Holdings Inc.†	15,214	16,910
48,000	On the Beach Group plc	102,197	111,294
270,000	Tribal Group plc	236,981	214,885
		354,392	343,089
	Diversified Industrial — 11.6%
9,000	Ascent Industries Co.†	89,142	135,270
2,800	Burnham Holdings Inc., Cl. A	50,966	66,646
2,000	CECO Environmental Corp.†	39,225	181,480
24,000	Commercial Vehicle Group Inc.†	138,159	110,880

See accompanying notes to financial statements.

3

The Gabelli Global Mini Mites Fund

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
1,000	Graham Corp.†	$7,429	$123,790
2,500	INNOVATE Corp.†	12,048	46,675
21,000	Myers Industries Inc.	310,496	741,510
35,300	Park-Ohio Holdings Corp.	665,055	1,357,285
3,000	Perma-Fix Environmental Services Inc.†	35,742	42,870
3,000	Quest Resource Holding Corp.†	14,149	3,780
27,000	Velan Inc.	117,018	314,119
		1,479,429	3,124,305
	Electronics — 0.3%
200	Bel Fuse Inc., Cl. A	25,032	58,246
1,000	Kopin Corp.†	1,584	4,480
2,000	Smart Eye AB†	17,644	19,368
300	Ultralife Corp.†	3,165	1,896
		47,425	83,990
	Energy and Utilities — 3.0%
11,000	Artesian Resources Corp., Cl. A	354,392	373,890
2,400	Capstone Energy+ Inc.†	10,359	22,080
400	Consolidated Water Co. Ltd.	4,084	11,800
3,000	DMC Global Inc.†	28,174	17,430
10,000	Encore Energy Corp.†	32,400	13,100
31,000	Fluence Corp. Ltd.†	7,941	1,545
4,800	Innovex International Inc.†	96,824	119,040
11,000	RGC Resources Inc.	228,670	262,900
		762,844	821,785
	Entertainment — 2.7%
44,000	Borussia Dortmund GmbH & Co. KGaA	170,479	150,823
3,000	CuriosityStream Inc.	10,962	7,980
22,000	Reading International Inc., Cl. A†	79,266	28,160
12,500	Reservoir Media Inc.†	92,762	123,625
10,000	Sportech plc†(a)	37,134	10,711
7,500	Starz Entertainment Corp.†	89,017	216,450
8,000	The Marcus Corp.	111,849	187,680
		591,469	725,429
	Equipment and Supplies — 2.2%
50,000	Ilika plc†	23,934	19,234
5,000	The Eastern Co.	111,760	139,250
20,000	Titan Machinery Inc.†	381,923	422,400
		517,617	580,884
	Financial Services — 2.2%
10,000	Brooks Macdonald Group plc	189,148	165,807
200,000	GAM Holding AG†	63,160	16,584
Shares		Cost	Market Value
2,000	OceanFirst Financial Corp.	$33,018	$39,060
7,000	Timberland Bancorp Inc.	281,996	313,670
30,000	VNV Global AB†	63,547	51,050
		630,869	586,171
	Food and Beverage — 1.3%
155,000	China Foods Ltd.	51,379	61,068
12,000	Corby Spirit and Wine Ltd., Cl. A	131,828	133,855
5,000	Lifeway Foods Inc.†	95,773	149,200
		278,980	344,123
	Health Care — 3.7%
5,000	Accendra Health Inc.†	24,597	17,100
43,800	Accuray Inc.†	129,202	11,292
500	Axogen Inc.†	2,022	23,095
30,000	Cognition Therapeutics Inc.†	31,620	34,500
400	Daxor Corp.†	4,127	4,060
8,200	Electromed Inc.†	85,346	346,860
2,700	GRAIL Inc.†	40,772	184,329
4,000	Harvard Bioscience Inc.†	101,375	24,600
3,500	Lifecore Biomedical Inc.†	23,242	18,375
8,000	Neuronetics Inc.†	14,920	10,400
23,000	Niagen Bioscience Inc.†	119,800	73,370
2,900	Oncimmune Holdings plc†	3,575	44
1,600	Option Care Health Inc.†	15,886	33,552
2,300	Sight Sciences Inc.†	14,224	12,466
32,000	Tristel plc	166,273	169,785
600	Utah Medical Products Inc.	36,223	41,388
		813,204	1,005,216
	Hotels and Gaming — 4.4%
3,000	Bally’s Corp.†	32,614	41,130
5,500	Canterbury Park Holding Corp.	77,227	86,680
20,000	Full House Resorts Inc.†	98,500	55,800
7,000	Genius Sports Ltd.†	38,648	42,420
35,000	Inspired Entertainment Inc.†	317,816	288,750
18,000	Krispy Kreme Inc.†	45,234	63,540
2,000	Nathan’s Famous Inc.	134,836	203,200
85,000	Ollamani SAB†	158,616	401,001
		903,491	1,182,521
	Machinery — 3.7%
6,000	CFT SpA†(a)	33,163	31,536
10,300	L.B. Foster Co., Cl. A†	144,253	465,251
22,000	Twin Disc Inc.	233,876	510,400
		411,292	1,007,187
	Metals and Mining — 9.5%
15,000	Americas Gold & Silver Corp.†	35,835	70,800
128,500	Ampco-Pittsburgh Corp.†	405,095	1,111,525

See accompanying notes to financial statements.

4

The Gabelli Global Mini Mites Fund

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Metals and Mining (Continued)
2,000	NexMetals Mining Corp.†	$8,080	$4,860
61,000	NN Inc.†	198,484	218,990
134,000	Tredegar Corp.†	829,951	1,066,640
40,000	Western Copper & Gold Corp.†	66,663	89,600
		1,544,108	2,562,415
	Publishing — 0.8%
24,000	Lee Enterprises Inc.†	194,593	215,040

	Real Estate — 1.6%
16,000	Alpine Income Property Trust Inc., REIT	309,770	332,160
150	Capital Properties Inc., Cl. A	1,698	2,186
27,000	Corem Property Group AB, Cl. B	61,952	6,538
7,507	Gyrodyne LLC†	61,770	46,769
12,000	Orion Properties Inc., REIT	28,318	34,680
345,000	Trinity Place Holdings Inc.†	20,070	7,073
20,000	Trinity Place Holdings Inc.†(a)	0	0
		483,578	429,406
	Retail — 1.1%
5,500	Bassett Furniture Industries Inc.	86,915	97,460
2,000	Bowlin Travel Centers Inc.†	8,200	7,050
84,000	Sportsman’s Warehouse Holdings Inc.†	196,313	111,720
2,200	Village Super Market Inc., Cl. A	50,061	92,796
		341,489	309,026
	Specialty Chemicals — 1.7%
21,000	American Vanguard Corp.†	228,574	58,800
22,000	Arq Inc.†	97,410	56,100
500	Core Molding Technologies Inc.†	5,890	11,800
1,500	Loop Industries Inc.†	3,557	1,440
500	Orion SA	6,890	3,315
78,000	Treatt plc	341,405	315,045
		683,726	446,500
	Telecommunication Services — 1.9%
5,000	Anterix Inc.†	102,004	514,700
400	Blackline Safety Corp.†	2,104	2,558
400	Shenandoah Telecommunications Co.	4,068	6,032
		108,176	523,290
	TOTAL COMMON STOCKS	14,454,436	20,386,345
Shares		Cost	Market Value
	RIGHTS — 0.0%
	Health Care — 0.0%
16,000	Epizyme Inc., CVR†	$0	$320
30,000	Paratek Pharmaceuticals Inc., CVR†	0	600
	TOTAL RIGHTS	0	920

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 27.6%
$7,510,000	U.S. Treasury Bills, 3.553% to 3.734%††, 07/02/26 to 12/31/26	7,447,333	7,445,677

	TOTAL INVESTMENTS — 103.2%	$21,901,769	27,832,942

	Other Assets and Liabilities (Net) — (3.2)%		(860,664)

	NET ASSETS — 100.0%		$26,972,278

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

CVR	Contingent Value Right
REIT	Real Estate Investment Trust

Geographic Diversification	% of Market Value	Market Value
United States	88.7%	$24,690,303
Europe	6.1	1,683,822
Canada	3.2	903,881
Latin America	2.0	553,391
Asia/Pacific	0.0 *	1,545
	100.0%	$27,832,942

*	Amount represents less than 0.05%.

See accompanying notes to financial statements.

5

The Gabelli Global Mini Mites Fund

Statement of Assets and Liabilities

June 30, 2026 (Unaudited)

Assets:
Investments, at value (cost $21,901,769)	$27,832,942
Cash	13,076
Receivable for Fund shares sold	3,924
Receivable from Adviser	16,001
Dividends receivable	7,200
Prepaid expenses	9,082
Total Assets	27,882,225
Liabilities:
Payable for investments purchased	837,732
Payable for Fund shares redeemed	3,000
Payable for investment advisory fees	21,522
Payable for distribution fees	46
Other accrued expenses	47,647
Total Liabilities	909,947
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 1,928,111 shares outstanding)	$26,972,278

Net Assets Consist of:
Paid-in capital	$20,722,396
Total distributable earnings	6,249,882
Net Assets	$26,972,278

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($113,907 ÷ 8,143 shares outstanding; 75,000,000 shares authorized)	$13.99
Class A:
Net Asset Value and redemption price per share ($23,142 ÷ 1,655 shares outstanding; 50,000,000 shares authorized)	$13.98
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$14.83
Class C:
Net Asset Value and redemption price per share ($22,969 ÷ 1,649 shares outstanding; 25,000,000 shares authorized)	$13.93
Class I:
Net Asset Value, offering, and redemption price per share ($26,812,260 ÷ 1,916,664 shares outstanding; 25,000,000 shares authorized)	$13.99

Statement of Operations

For the Six Months Ended June 30, 2026 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $1,016)	$111,454
Interest	138,961
Total Investment Income	250,415
Expenses:
Investment advisory fees	116,302
Distribution fees - Class AAA	142
Distribution fees - Class A	26
Distribution fees - Class C	102
Legal and audit fees	24,432
Registration expenses	21,543
Shareholder communications expenses	15,435
Custodian fees	7,593
Shareholder services fees	6,470
Directors’ fees	1,325
Interest expense	243
Miscellaneous expenses	5,618
Total Expenses	199,231
Less:
Expense reimbursements (See Note 3)	(94,316)
Net Expenses	104,915
Net Investment Income	145,500

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	302,576
Net realized gain on foreign currency transactions	160
Net realized gain on investments and foreign currency transactions	302,736
Net change in unrealized appreciation/(depreciation):
on investments	4,234,746
on foreign currency translations	(3)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	4,234,743
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	4,537,479
Net Increase in Net Assets Resulting from Operations	$4,682,979

See accompanying notes to financial statements.

6

The Gabelli Global Mini Mites Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$145,500	$203,502
Net realized gain on investments and foreign currency transactions	302,736	1,075,864
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	4,234,743	801,470
Net Increase in Net Assets Resulting from Operations	4,682,979	2,080,836

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(7,180)
Class A	—	(1,205)
Class C	—	(1,197)
Class I	—	(1,271,861)
Total Distributions to Shareholders	—	(1,281,443)

Capital Share Transactions:
Class AAA	(21,313)	7,180
Class A	—	1,205
Class C	—	1,197
Class I	2,276,867	6,560,134
Net Increase in Net Assets from Capital Share Transactions	2,255,554	6,569,716

Net Increase in Net Assets	6,938,533	7,369,109

Net Assets:
Beginning of year	20,033,745	12,664,636
End of period	$26,972,278	$20,033,745

See accompanying notes to financial statements.

7

The Gabelli Global Mini Mites Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)(d)		Portfolio Turnover Rate
Class AAA
2026(e)	$11.48	$0.08	$2.43	$2.51	$—	$—	$—	$—	$13.99	21.86%	$114	1.24	%(f)	1.96	%(f)	0.90	%(f)	11%
2025	11.08	0.14	1.03	1.17	(0.14)	(0.63)	(0.77)	—	11.48	10.59	113	1.29		2.23		0.90		29
2024	10.90	0.11	1.07	1.18	(0.11)	(0.89)	(1.00)	0.00	11.08	10.88	103	0.96		2.63		0.90		26
2023	8.70	0.07	3.35	3.42	(0.07)	(1.15)	(1.22)	—	10.90	39.05	92	0.74		3.37		0.90		42
2022	11.04	0.05	(1.85)	(1.80)	(0.05)	(0.49)	(0.54)	—	8.70	(16.17)	67	0.52		3.40		0.90	(g)	30
2021	10.67	(0.02)	2.04	2.02	(0.07)	(1.58)	(1.65)	0.00	11.04	19.25	83	(0.17)		3.49		0.90	(h)	79
Class A
2026(e)	$11.48	$0.08	$2.42	$2.50	$—	$—	$—	$—	$13.98	21.78%	$23	1.25	%(f)	1.96	%(f)	0.90	%(f)	11%
2025	11.08	0.14	1.03	1.17	(0.14)	(0.63)	(0.77)	—	11.48	10.60	19	1.29		2.23		0.90		29
2024	10.89	0.11	1.08	1.19	(0.11)	(0.89)	(1.00)	—	11.08	10.98	17	0.96		2.63		0.90		26
2023	8.70	0.07	3.34	3.41	(0.07)	(1.15)	(1.22)	—	10.89	38.93	16	0.74		3.37		0.90		42
2022	11.04	0.05	(1.85)	(1.80)	(0.05)	(0.49)	(0.54)	—	8.70	(16.17)	11	0.52		3.40		0.90	(g)	30
2021	10.66	(0.02)	2.05	2.03	(0.07)	(1.58)	(1.65)	0.00	11.04	19.38	13	(0.18)		3.49		0.90	(h)	79
Class C
2026(e)	$11.43	$0.08	$2.42	$2.50	$—	$—	$—	$—	$13.93	21.87%	$23	1.25	%(f)	2.71	%(f)	0.90	%(f)	11%
2025	11.03	0.14	1.03	1.17	(0.14)	(0.63)	(0.77)	—	11.43	10.62	19	1.29		2.98		0.90		29
2024	10.85	0.11	1.07	1.18	(0.11)	(0.89)	(1.00)	—	11.03	10.89	17	0.96		3.38		0.90		26
2023	8.66	0.07	3.33	3.40	(0.07)	(1.14)	(1.21)	—	10.85	39.06	15	0.74		4.12		0.90		42
2022	11.00	0.05	(1.85)	(1.80)	(0.05)	(0.49)	(0.54)	—	8.66	(16.25)	11	0.52		4.15		0.90	(g)	30
2021	10.63	(0.02)	2.04	2.02	(0.07)	(1.58)	(1.65)	0.00	11.00	19.34	13	(0.18)		4.24		0.90	(h)	79
Class I
2026(e)	$11.48	$0.08	$2.43	$2.51	$—	$—	$—	$0.00	$13.99	21.86%	$26,812	1.25	%(f)	1.71	%(f)	0.90	%(f)	11%
2025	11.08	0.15	1.02	1.17	(0.14)	(0.63)	(0.77)	—	11.48	10.59	19,883	1.31		1.98		0.90		29
2024	10.90	0.11	1.07	1.18	(0.11)	(0.89)	(1.00)	0.00	11.08	10.88	12,528	0.97		2.38		0.90		26
2023	8.70	0.08	3.34	3.42	(0.07)	(1.15)	(1.22)	—	10.90	39.05	11,428	0.74		3.12		0.90		42
2022	11.04	0.05	(1.85)	(1.80)	(0.05)	(0.49)	(0.54)	—	8.70	(16.17)	6,440	0.52		3.15		0.90	(g)	30
2021	10.67	(0.02)	2.04	2.02	(0.07)	(1.58)	(1.65)	0.00	11.04	19.25	6,801	(0.18)		3.24		0.90	(h)	79

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $94,316, $167,335, $167,739, $176,163, $148,978, and $147,312 for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses for the years ended December 31, 2025, 2024, 2023, 2022, and 2021. If such credits had not been received, the ratios of operating expenses to average net assets would have been 0.91%, 0.91%, 0.92%, 0.92%, and 0.92% for each Class, respectively. For the six months ended June 30, 2026, the Fund did not have such credits.
(e)	For the six months ended June 30, 2026, unaudited.
(f)	Annualized.
(g)	The Fund incurred interest expense. For the year ended December 31, 2022, there was minimal impact on the expense ratios.
(h)	The Fund incurred tax expense for the year ended December 31, 2021 and there was minimal impact on the expense ratios.

See accompanying notes to financial statements.

8

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Mini Mites Fund (the Fund), a series of the GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation.

The Fund commenced investment operations on October 1, 2018. Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund’s total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof. The Fund continues to pursue its investment objective of providing investors with long term capital appreciation.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Such debt obligations are valued through prices provided by a pricing service approved by the Valuation Designee. Certain securities are valued principally using dealer quotations.

9

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered. Such securities are classified as Level 2 in the fair value hierarchy presented below.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/26
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Building and Construction	$556,112	$0	—	$556,112
Business Services	139,810	888	$7,236	147,934
Computer Software and Services	266,068	237	—	266,305
Entertainment	714,718	—	10,711	725,429
Health Care	1,005,172	44	—	1,005,216
Machinery	975,651	—	31,536	1,007,187
Real Estate	427,220	2,186	0	429,406
Retail	301,976	7,050	—	309,026
Other Industries (b)	15,939,730	—	—	15,939,730
Total Common Stocks	20,326,457	10,405	49,483	20,386,345
Rights (b)	—	920	—	920

10

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/26
U.S. Government Obligations	—	$7,445,677	—	$7,445,677
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$20,326,457	$7,457,002	$49,483	$27,832,942

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

At June 30, 2026, the total value of Level 3 investments for the Fund was less than 1% of total net assets.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually

11

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2026, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends. The Fund owns real estate investment trusts (REITs), and the distributions received from REITs may be classified as dividends, capital gains, or return of capital.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are

12

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to tax treatment of nondeductible expenses from partnership investments. These reclassifications have no impact on the NAV per share of the Fund.

The tax character of distributions paid during the year ended December 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$330,090
Net long term capital gains	951,353
Total distributions paid	$1,281,443

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2026:

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$22,078,021	$7,563,786	$(1,808,865)	$5,754,921

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2026, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2026, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the

13

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2027, at no more than an annual rate of 0.90% for all classes of shares. During the six months ended June 30, 2026, the Adviser reimbursed the Fund in the amount of $94,316. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The agreement is renewable annually. At June 30, 2026, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $429,390:

For the year ended December 31, 2024, expiring December 31, 2026	$167,739
For the year ended December 31, 2025, expiring December 31, 2027	167,335
For the six months ended June 30, 2026, expiring December 31, 2028	94,316
$429,390

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2026, other than short term securities and U.S. Government obligations, aggregated $3,389,453 and $1,749,410, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2026, the Fund paid $2,571 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended June 30, 2026.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. On April 10, 2026, Bank of New York Mellon became Custodian to the Fund. On April 10, 2026, the Fund became party to an unsecured line of credit with Bank of New York Mellon, which expires on April 9, 2027, and may be renewed annually, of up to $200,000,000 under which the Fund may borrow up to ten percent of its net assets from the bank for temporary borrowing purposes. On April 30, 2026, the Fund

14

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

terminated the line of credit with State Street Bank & Trust Co., the former Custodian to the Fund. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2026, there were no borrowings under the line of credit.

8. Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Class AAA and Class A investors may purchase additional shares of the respective classes. Class C is closed to new and existing investors. The minimum investment for Class I shares is $1,000. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2026 and the year ended December 31, 2025, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	4	$45	—	—
Shares issued upon reinvestment of distributions	—	—	622	$7,180
Shares redeemed	(1,722)	(21,358)	—	—
Net increase/(decrease)	(1,718)	$(21,313)	622	$7,180
Class A
Shares issued upon reinvestment of distributions	—	—	105	$1,205
Net increase	—	—	105	$1,205
Class C
Shares issued upon reinvestment of distributions	—	—	104	$1,197
Net increase	—	—	104	$1,197
Class I
Shares sold	202,861	$2,497,971	597,213	$6,469,623
Shares issued upon reinvestment of distributions	—	—	110,090	1,269,343
Shares redeemed	(17,568)	(221,104)	(106,606)	(1,178,832)
Net increase	185,293	$2,276,867	600,697	$6,560,134

ReFlow Services, LLC. The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day,

15

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the six months ended June 30, 2026, the Fund did not utilize ReFlow.

9. Significant Shareholder. As of June 30, 2026, 29.7% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

16

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

This page was intentionally left blank.

THE GABELLI GLOBAL MINI MITES FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management, Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Sarah Donnelly joined Gabelli in 1999 as a junior research analyst working with the consumer staples and media analysts. Currently she is a portfolio manager of Gabelli Funds, LLC, a Senior Vice President, and the Food, Household, and Personal Care products research analyst for Gabelli & Company. Her responsibilities include leading the Health & Wellness platform. Ms. Donnelly received a BS in Business Administration with a concentration in Finance and minor in History from Fordham University.

Ashish Sinha joined GAMCO UK in 2012 as a research analyst. Prior to joining the Firm, Mr. Sinha was a research analyst at Morgan Stanley in London for seven years and has covered European Technology, Mid-Caps, and Business Services. He also worked in planning and strategy at Birla Sun Life Insurance in India. Currently Mr. Sinha is a portfolio manager of Gabelli Funds, LLC and an Assistant Vice President of GAMCO Asset Management UK. Mr. Sinha has a BSBA degree from the Institute of Management Studies and an MB from IIFT.

Hendi Susanto joined Gabelli in 2007 as the lead technology research analyst. He spent his early career in supply chain management consulting and operations in the technology industry. He currently is a portfolio manager of Gabelli Funds, LLC and a Vice President of Associated Capital Group, Inc. Mr. Susanto received a BS degree summa cum laude from the University of Minnesota, an MS from Massachusetts Institute of Technology, and an MBA degree from the Wharton School of Business.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

E. Val Cerutti
Chief Executive Officer,
Cerutti Consultants, Inc.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York Mellon

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Mini Mites Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB3634Q226SAR

GABELLI FUNDS

# THE GABELLI GLOBAL MINI MITES™ FUND

*Semiannual Report*
*June 30, 2026*

The Gabelli Global Rising Income and Dividend Fund

Semiannual Report — June 30, 2026

To Our Shareholders,

For the six months ended June 30, 2026, the net asset value (NAV) total return per Class AAA Share of The Gabelli Global Rising Income and Dividend Fund was 4.9% compared with a total return of 9.9% for the Morgan Stanley Capital International (MSCI) World Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2026.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2026:

The Gabelli Global Rising Income and Dividend Fund

Financial Services	14.7%
Food and Beverage	9.7%
Diversified Industrial	8.2%
Energy and Utilities	5.8%
Wireless Telecommunication Services	5.4%
Electronics	5.1%
Entertainment	4.9%
Telecommunication Services	4.6%
U.S. Government Obligations	4.2%
Aerospace and Defense	4.2%
Consumer Products	3.9%
Machinery	3.9%
Equipment and Supplies	3.6%
Cable and Satellite	3.4%
Automotive	3.2%
Building and Construction	2.8%
Health Care	2.6%
Business Services	2.1%
Computer Software and Services	1.7%
Hotels and Gaming	1.4%
Specialty Chemicals	1.2%
Broadcasting	1.1%
Retail	0.9%
Automotive: Parts and Accessories	0.8%
Publishing	0.3%
Metals and Mining	0.1%
Real Estate	0.0%*
Consumer Services	0.0%*
Other Assets and Liabilities (Net)	0.2%
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 95.4%
	Aerospace and Defense — 4.2%
200	Hensoldt AG	$20,392	$15,484
1,600	L3Harris Technologies Inc.	126,334	464,944
100,000	Rolls-Royce Holdings plc	276,321	1,916,190
7,000	Textron Inc.	338,197	642,110
		761,244	3,038,728
	Automotive — 3.2%
18,500	Daimler Truck Holding AG	513,134	892,028
35,000	Traton SE	601,535	1,326,901
1,200	Volkswagen AG	188,531	98,789
		1,303,200	2,317,718
	Automotive: Parts and Accessories — 0.8%
2,000	Advance Auto Parts Inc.	84,655	124,440
7,000	Dana Inc.	92,616	190,470
2,000	Genuine Parts Co.	179,604	235,960
600	Linamar Corp.	28,683	42,547
		385,558	593,417
	Broadcasting — 1.1%
71,000	Canal+ SA	261,298	230,171
20,000	Corus Entertainment Inc., Cl. B†	55,286	493
115,000	ITV plc	219,606	122,949
32,000	Sinclair Inc.	636,033	456,000
		1,172,223	809,613
	Building and Construction — 2.8%
400	Arcosa Inc.	14,886	58,116
500	Chofu Seisakusho Co. Ltd.	7,120	6,110
6,600	Herc Holdings Inc.	207,320	946,044
6,000	Johnson Controls International plc	211,052	876,660
2,000	Lennar Corp., Cl. B	87,661	177,420
		528,039	2,064,350
	Business Services — 2.1%
7,500	Havas NV	141,845	146,110
7,500	ITOCHU Corp.	77,722	85,519
32,000	JCDecaux SE	607,720	703,476
1,500	Marubeni Corp.	24,211	43,267
16,000	Matthews International Corp., Cl. A	456,109	430,720
1,500	Mitsubishi Corp.	26,579	40,103
1,500	Mitsui & Co. Ltd.	31,692	41,487
6,000	Sumitomo Corp.	32,376	57,160
		1,398,254	1,547,842
	Cable and Satellite — 3.3%
5,105	EchoStar Corp., Cl. A†	83,408	518,158
22,000	Liberty Latin America Ltd., Cl. A†	134,856	172,480
Shares		Cost	Market Value
595	Liberty Latin America Ltd., Cl. C†	$2,961	$4,635
52,500	Rogers Communications Inc., Cl. B	1,840,462	1,706,250
		2,061,687	2,401,523
	Computer Software and Services — 1.7%
28,000	Hewlett Packard Enterprise Co.	379,309	1,263,080

	Consumer Products — 3.9%
20,000	Energizer Holdings Inc.	524,867	428,800
20,000	Essity AB, Cl. A	527,632	568,255
2,000	L’Oreal SA	335,032	876,717
8,000	Salvatore Ferragamo SpA†	103,482	99,543
10,000	Scandinavian Tobacco Group A/S	148,378	101,656
8,000	Spectrum Brands Holdings Inc.	477,326	686,000
18,600	Unicharm Corp.	125,119	107,943
		2,241,836	2,868,914
	Consumer Services — 0.0%
200	Boyd Group Inc.	14,694	18,937

	Diversified Industrial — 8.2%
1,000	Aker ASA, Cl. A	54,421	115,978
12,000	Bouygues SA	472,709	669,244
2,000	Chart Industries Inc.†	414,342	417,880
1,200	Crane Co.	60,161	267,684
2,500	Enpro Inc.	140,157	942,325
100	GATX Corp.	15,639	17,719
7,000	Hyster-Yale Inc.	261,232	245,420
12,000	Jardine Matheson Holdings Ltd.	632,767	738,000
15,000	Myers Industries Inc.	234,455	529,650
2,700	Park-Ohio Holdings Corp.	49,094	103,815
400	Rheinmetall AG	610,073	452,698
3,000	Sulzer AG	240,387	498,267
11,200	Sunbelt Rentals Holdings Inc.	225,511	837,872
3,600	Svenska Cellulosa AB SCA, Cl. A	23,715	36,831
2,500	Trinity Industries Inc.	47,038	86,450
		3,481,701	5,959,833
	Electronics — 5.1%
92,000	Sony Group Corp.	372,200	1,855,900
95,000	Sony Group Corp., ADR	234,806	1,905,700
		607,006	3,761,600
	Energy and Utilities — 5.8%
40,000	Bollore SE	225,125	185,375
4,000	BP plc, ADR	112,910	147,800
7,500	Cameco Corp.	86,032	763,950

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
600	Cheniere Energy Inc.	$23,332	$143,406
2,000	Innovex International Inc.†	48,149	49,600
12,500	National Fuel Gas Co.	662,775	965,125
16,041	National Grid plc	130,608	265,544
8,000	National Grid plc, ADR	490,232	662,960
17,000	Severn Trent plc	456,471	666,568
10,500	Shell plc	226,095	408,500
		2,461,729	4,258,828
	Entertainment — 4.9%
13,000	Brightstar Lottery plc	106,682	139,360
6,500	Fox Corp., Cl. B	306,962	304,460
17,000	Manchester United plc, Cl. A†	287,761	389,810
5,500	Nexstar Media Group Inc.	1,034,332	982,245
2,100	Sphere Entertainment Co.†	79,238	363,363
44,000	Tencent Music Entertainment Group, ADR	353,218	367,400
15,000	Ubisoft Entertainment SA†	171,292	92,139
13,500	Universal Music Group NV	303,940	282,742
155,000	Vivendi SE	512,492	382,543
10,000	Warner Bros Discovery Inc.†	102,672	266,600
		3,258,589	3,570,662
	Equipment and Supplies — 3.6%
200	AMETEK Inc.	25,278	48,388
5,000	Ardagh Metal Packaging SA	18,965	23,700
3,000	Graco Inc.	71,740	226,830
36,000	Instalco AB	168,772	141,975
11,500	Landis+Gyr Group AG	691,956	616,275
12,600	Mueller Industries Inc.	171,519	1,548,918
		1,148,230	2,606,086
	Financial Services — 14.7%
1,000	American Express Co.	80,155	338,250
1,800	American International Group Inc.	63,440	134,154
2,500	Bank of America Corp.	70,135	142,450
3	Berkshire Hathaway Inc., Cl. A†	358,105	2,246,549
7,500	Citigroup Inc.	344,840	1,049,700
8,000	Cohen & Steers Inc.	542,600	609,120
8,000	Deutsche Bank AG	59,019	270,080
5,500	EXOR NV	262,676	421,048
5,972	Fifth Third Bancorp	134,258	336,642
27,000	FinecoBank Banca Fineco SpA	182,261	677,162
150,000	GAM Holding AG†	64,134	12,438
1,000	Julius Baer Group Ltd.	47,234	86,386
Shares		Cost	Market Value
20,000	Kinnevik AB, Cl. A†	$116,223	$126,852
2,700	Morgan Stanley	65,935	564,408
40,000	Resona Holdings Inc.	181,079	518,097
101,000	Sony Financial Group Inc.	138,490	88,766
22,800	Sony Financial Group Inc., ADR	157,229	98,952
3,500	State Street Corp.	216,606	593,600
1,000	T. Rowe Price Group Inc.	71,771	113,690
10,000	The Bank of New York Mellon Corp.	315,339	1,446,100
1,500	The PNC Financial Services Group Inc.	102,907	369,330
7,000	UBS Group AG	70,979	346,920
2,000	Wells Fargo & Co.	61,645	165,280
		3,707,060	10,755,974
	Food and Beverage — 9.7%
3,600	Canada Packers Inc.	54,276	48,609
5,000	Danone SA	335,187	409,851
40,000	Davide Campari-Milano NV	131,897	248,995
11,000	Diageo plc, ADR	1,074,811	884,180
6,200	Fomento Economico Mexicano SAB de CV, ADR	498,541	792,980
2,500	General Mills Inc.	160,479	87,000
2,000	Heineken NV	133,144	168,191
4,000	Kerry Group plc, Cl. A	300,765	365,632
53,000	Kikkoman Corp.	345,381	543,707
16,500	Maple Leaf Foods Inc.	298,318	354,955
3,000	McCormick & Co. Inc.	133,799	151,500
3,000	McCormick & Co. Inc., Non-Voting	106,428	151,260
3,600	Molson Coors Beverage Co., Cl. B	190,719	140,256
13,800	Nestlé SA	999,984	1,418,941
3,000	Pernod Ricard SA	332,187	218,899
9,000	Remy Cointreau SA	587,986	443,009
16,500	The Campbell’s Company	643,140	367,455
6,000	The Kraft Heinz Co.	167,340	141,720
11,000	Yakult Honsha Co. Ltd.	247,460	185,774
		6,741,842	7,122,914
	Health Care — 2.6%
4,000	Bristol-Myers Squibb Co.	177,668	230,480
800	GSK plc, ADR	33,309	41,936
9,000	Haleon plc, ADR	71,142	83,970
700	ICU Medical Inc.†	39,966	102,620
1,000	Idorsia Ltd.†	1,310	8,496
2,400	Johnson & Johnson	301,972	609,528
16,000	Perrigo Co. plc	297,653	166,240
10,000	Pfizer Inc.	252,067	240,800
5,000	Roche Holding AG, ADR	93,345	256,750

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
10,000	Viatris Inc.	$128,514	$158,800
		1,396,946	1,899,620
	Hotels and Gaming — 1.4%
13,000	Caesars Entertainment Inc.†	383,313	392,340
40,000	Ollamani SAB†	74,561	188,706
180,000	The Hongkong & Shanghai Hotels Ltd.†	259,563	120,722
3,000	Wynn Resorts Ltd.	262,095	291,270
		979,532	993,038
	Machinery — 3.9%
2,000	Albany International Corp., Cl. A	110,251	149,000
138,000	CNH Industrial NV, New York	1,117,995	1,549,740
2,666	NKT A/S†	52,701	397,761
3,000	Tennant Co.	212,483	262,620
21,024	Twin Disc Inc.	278,558	487,757
		1,771,988	2,846,878
	Metals and Mining — 0.1%
11,300	Ampco-Pittsburgh Corp.†	47,826	97,745

	Publishing — 0.3%
75,000	Louis Hachette Group	94,563	149,709
27,000	The E.W. Scripps Co., Cl. A†	165,506	74,790
		260,069	224,499
	Real Estate — 0.0%
1,000	Millrose Properties Inc., Cl. B	11,060	30,050

	Retail — 0.8%
4,000	Nathan’s Famous Inc.	232,477	406,400
2,500	Prosus NV	64,782	108,518
1,500	Zalando SE†	45,732	43,482
		342,991	558,400
	Specialty Chemicals — 1.2%
700	Ashland Inc.	35,829	46,123
3,200	Darling Ingredients Inc.†	120,900	174,784
3,000	International Flavors & Fragrances Inc.	212,337	237,660
5,000	Novonesis Novozymes B	186,739	315,593
500	Sika AG	122,388	103,187
200	The Chemours Co.	1,719	4,104
		679,912	881,451
	Telecommunication Services — 4.6%
2,700	Cogeco Communications Inc.	137,053	120,622
2,800	Cogeco Inc.	120,173	122,325
11,500	Deutsche Telekom AG	234,131	313,387
Shares		Cost	Market Value
20,000	Deutsche Telekom AG, ADR	$364,253	$545,600
200,000	Grupo Televisa SAB, ADR	809,494	542,000
75,000	Koninklijke KPN NV	221,421	369,860
30,000	Liberty Global Ltd., Cl. A†	330,925	341,100
15,000	Liberty Global Ltd., Cl. C†	180,514	165,000
60,000	Pharol SA†	30,852	5,279
14,500	Proximus SA	167,910	96,921
7,500	Sunrise Communications AG, Cl. A	366,917	373,143
100,000	Telefonica Deutschland Holding AG†	291,775	234,233
3,000	Verizon Communications Inc.	129,450	127,020
		3,384,868	3,356,490
	Wireless Telecommunication Services — 5.4%
17,000	Millicom International Cellular SA	318,604	1,542,920
5,000	Orange Belgium SA†	107,824	122,830
5,000	T-Mobile US Inc.	414,950	838,650
11,200	VEON Ltd., ADR†	213,710	584,752
66,200	Vodafone Group plc, ADR	802,287	875,495
		1,857,375	3,964,647
	TOTAL COMMON STOCKS	42,384,768	69,812,837

	PREFERRED STOCKS — 0.1%
	Cable and Satellite — 0.1%
2,260	Liberty Latin America Ltd., Ser. A, 9.000%	57,401	49,009

	RIGHTS — 0.1%
	Retail — 0.1%
100,000	Walgreens Boots Alliance Inc., CVR†	0	50,000

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 4.2%
$3,120,000	U.S. Treasury Bills, 3.607% to 3.689%††, 07/09/26 to 09/17/26	3,106,098	3,106,029

	TOTAL INVESTMENTS — 99.8%	$45,548,267	73,017,875

	Other Assets and Liabilities (Net) — 0.2%		128,441

	NET ASSETS — 100.0%		$73,146,316

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

ADR	American Depositary Receipt
CVR	Contingent Value Right

Geographic Diversification	% of Market Value	Market Value
United States	44.1%	$32,237,046
Europe	37.8	27,567,061
Japan	7.6	5,578,485
Latin America	5.9	4,335,872
Canada	4.4	3,178,689
Asia/Pacific	0.2	120,721
	100.0%	$73,017,874

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Statement of Assets and Liabilities

June 30, 2026 (Unaudited)

Assets:
Investments, at value (cost $45,548,267)	$73,017,875
Foreign currency, at value (cost $6,626)	6,637
Receivable for Fund shares sold	25,027
Receivable from Adviser	24,708
Dividends receivable	218,327
Prepaid expenses	28,752
Total Assets	73,321,326
Liabilities:
Payable to bank	52,026
Payable for Fund shares redeemed	5,000
Payable for investment advisory fees	60,462
Payable for accounting fees	3,750
Payable for distribution fees	780
Payable for legal and audit fees	28,890
Payable for shareholder communications	15,744
Other accrued expenses	8,358
Total Liabilities	175,010
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 1,948,879 shares outstanding)	$73,146,316

Net Assets Consist of:
Paid-in capital	$44,347,311
Total distributable earnings	28,799,005
Net Assets	$73,146,316

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($2,786,646 ÷ 74,541 shares outstanding; 75,000,000 shares authorized)	$37.38
Class A:
Net Asset Value and redemption price per share ($896,554 ÷ 23,932 shares outstanding; 50,000,000 shares authorized)	$37.46
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$39.75
Class C:
Net Asset Value and redemption price per share ($17,705 ÷ 576.20 shares outstanding; 25,000,000 shares authorized)	$30.73
Class I:
Net Asset Value, offering, and redemption price per share ($69,445,411 ÷ 1,849,830 shares outstanding; 25,000,000 shares authorized)	$37.54

Statement of Operations

For the Six Months Ended June 30, 2026 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $93,267)	$1,088,433
Interest	75,885
Total Investment Income	1,164,318
Expenses:
Investment advisory fees	356,702
Distribution fees - Class AAA	3,512
Distribution fees - Class A	1,190
Distribution fees - Class C	90
Legal and audit fees	26,448
Accounting fees	22,500
Shareholder communications expenses	18,454
Registration expenses	13,830
Shareholder services fees	8,751
Custodian fees	7,906
Directors’ fees	4,268
Interest expense	906
Miscellaneous expenses	7,069
Total Expenses	471,626
Less:
Expense reimbursements (See Note 3)	(149,688)
Net Expenses	321,938
Net Investment Income	842,380

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	1,769,023
Net realized loss on foreign currency transactions	(826)
Net realized gain on investments and foreign currency transactions	1,768,197
Net change in unrealized appreciation/(depreciation):
on investments	826,456
on foreign currency translations	(3,672)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	822,784
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	2,590,981
Net Increase in Net Assets Resulting from Operations	$3,433,361

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$842,380	$1,052,340
Net realized gain on investments, forward foreign exchange contracts and foreign currency transactions	1,768,197	966,343
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	822,784	10,895,733
Net Increase in Net Assets Resulting from Operations	3,433,361	12,914,416

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(77,744)
Class A	—	(27,260)
Class C	—	(1,598)
Class I	—	(1,820,282)
Total Distributions to Shareholders	—	(1,926,884)

Capital Share Transactions:
Class AAA	(131,331)	(116,770)
Class A	(123,635)	(22,809)
Class C	(31,277)	(280,704)
Class I	510,132	(5,782,600)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	223,889	(6,202,883)

Net Increase in Net Assets	3,657,250	4,784,649

Net Assets:
Beginning of year	69,489,066	64,704,417
End of period	$73,146,316	$69,489,066

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)(d)(e)		Portfolio Turnover Rate
Class AAA
2026(f)	$35.62	$0.43		$1.33	$1.76	$—	$—	$—	$—	$—	$37.38	4.94%	$2,787	2.35	%(g)	1.56	%(g)	0.90	%(g)	7%
2025	30.00	0.55		6.09	6.64	(0.79)	(0.23)	—	(1.02)	—	35.62	22.11	2,782	1.64		1.60		0.90		5
2024	30.30	0.44		0.18	0.62	(0.71)	(0.20)	(0.01)	(0.92)	—	30.00	2.07	2,449	1.42		1.61		0.90		7
2023	28.22	0.48		2.32	2.80	(0.57)	(0.05)	(0.10)	(0.72)	—	30.30	9.92	4,081	1.64		1.71		0.90		9
2022	34.68	0.30		(5.73)	(5.43)	(0.26)	(0.76)	(0.01)	(1.03)	—	28.22	(15.63)	3,954	1.01		1.65		0.90		11
2021	29.04	0.39	(h)	5.79	6.18	(0.17)	(0.37)	—	(0.54)	0.00	34.68	21.32	4,914	1.21	(h)	1.62		0.90		10
Class A
2026(f)	$35.70	$0.42		$1.34	$1.76	$—	$—	$—	$—	$—	$37.46	4.93%	$896	2.31	%(g)	1.56	%(g)	0.90	%(g)	7%
2025	30.06	0.54		6.12	6.66	(0.79)	(0.23)	—	(1.02)	—	35.70	22.14	975	1.62		1.60		0.90		5
2024	30.36	0.46		0.17	0.63	(0.71)	(0.21)	(0.01)	(0.93)	—	30.06	2.06	840	1.50		1.61		0.90		7
2023	28.28	0.49		2.31	2.80	(0.57)	(0.05)	(0.10)	(0.72)	—	30.36	9.90	813	1.65		1.71		0.90		9
2022	34.75	0.29		(5.73)	(5.44)	(0.26)	(0.76)	(0.01)	(1.03)	—	28.28	(15.62)	815	0.97		1.65		0.90		11
2021	29.10	0.39	(h)	5.80	6.19	(0.17)	(0.37)	—	(0.54)	0.00	34.75	21.31	1,169	1.19	(h)	1.62		0.90		10
Class C
2026(f)	$29.28	$0.34		$1.11	$1.45	$—	$—	$—	$—	$—	$30.73	4.95%	$18	2.28	%(g)	2.31	%(g)	0.90	%(g)	7%
2025	24.77	0.39		5.10	5.49	(0.79)	(0.19)	—	(0.98)	—	29.28	22.14	48	1.46		2.35		0.90		5
2024	25.14	0.36		0.16	0.52	(0.71)	(0.17)	(0.01)	(0.89)	—	24.77	2.06	299	1.40		2.36		0.90		7
2023	23.51	0.40		1.93	2.33	(0.57)	(0.04)	(0.09)	(0.70)	—	25.14	9.89	373	1.64		2.46		0.90		9
2022	28.93	0.25		(4.77)	(4.52)	(0.26)	(0.63)	(0.01)	(0.90)	—	23.51	(15.59)	417	1.00		2.40		0.90		11
2021	24.30	0.34	(h)	4.83	5.17	(0.17)	(0.37)	—	(0.54)	0.00	28.93	21.32	654	1.23	(h)	2.38		0.90		10
Class I
2026(f)	$35.77	$0.43		$1.34	$1.77	$—	$—	$—	$—	$0.00	$37.54	4.95%	$69,445	2.36	%(g)	1.31	%(g)	0.90	%(g)	7%
2025	30.12	0.55		6.12	6.67	(0.79)	(0.23)	—	(1.02)	—	35.77	22.13	65,684	1.63		1.35		0.90		5
2024	30.43	0.48		0.14	0.62	(0.71)	(0.21)	(0.01)	(0.93)	—	30.12	2.03	61,116	1.56		1.36		0.90		7
2023	28.34	0.51		2.30	2.81	(0.57)	(0.05)	(0.10)	(0.72)	—	30.43	9.91	52,055	1.72		1.46		0.90		9
2022	34.82	0.30		(5.75)	(5.45)	(0.26)	(0.76)	(0.01)	(1.03)	—	28.34	(15.61)	47,336	0.99		1.40		0.90		11
2021	29.15	0.39	(h)	5.82	6.21	(0.17)	(0.37)	—	(0.54)	0.00	34.82	21.34	62,757	1.20	(h)	1.37		0.90		10

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the years ended December 31, 2025, 2024, 2023, 2022, and 2021, there was no material impact on the expense ratios. For the six months ended June 30, 2026, the Fund did not have such credits.
(d)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $149,688, $297,339, $282,552, $357,890, $295,664, and $311,048 for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.
(e)	The Fund incurred interest expense, the effect of which was minimal.
(f)	For the six months ended June 30, 2026, unaudited.
(g)	Annualized.
(h)	Includes income resulting from special dividends. Without these dividends, the per share income/(loss) amounts would have been $0.19 (Class AAA and Class A), $0.17 (Class C), and $0.19 (Class I), and the net investment income/(loss) ratios would have been 0.59% (Class AAA), 0.57% (Class A), (1.40%) (Class C), and 0.58% (Class I) for the year ended December 31, 2021.

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Rising Income and Dividend Fund, a series of the GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. Although the Fund is registered as a non-diversified fund, it has operated as a diversified fund for over three years. Therefore, the Investment Company Act of 1940, as amended (the 1940 Act) obliges the Fund to continue to operate as a diversified fund unless the Fund obtains shareholder approval to operate as a non-diversified fund. The Fund is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation.

The Fund commenced investment operations on February 3, 1994. Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund’s total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof. The Fund continues to pursue its investment objective of providing investors with a high level of total return through a combination of current income and appreciation of capital.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Valuation Designee. Certain securities are valued principally using dealer quotations.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/26
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Real Estate	—	$30,050	$30,050
Telecommunication Services	$3,122,257	234,233	3,356,490
Other Industries (a)	66,426,297	—	66,426,297
Total Common Stocks	69,548,554	264,283	69,812,837
Preferred Stocks (a)	49,009	—	49,009
Rights (a)	—	50,000	50,000
U.S. Government Obligations	—	3,106,029	3,106,029
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$69,597,563	$3,420,312	$73,017,875

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in currencies options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on forward foreign exchange contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of June 30, 2026, if any, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to the reclassification of prior year return of capital and redesignation of dividends paid. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$1,484,877
Net long term capital gains	442,007
Total distributions paid	$1,926,884

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2026:

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$46,114,381	$30,811,007	$(3,907,514)	$26,903,493

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2026, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2026, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2027, at no more than an annual rate of 0.90% for all classes of shares. During the six months ended June 30, 2026, the Adviser reimbursed expenses in the amount of $149,688. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The agreement is renewable annually. At June 30, 2026, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $729,579.

For the year ended December 31, 2024, expiring December 31, 2026	$282,552
For the year ended December 31, 2025, expiring December 31, 2027	297,339
For the six months ended June 30, 2026, expiring December 31, 2028	149,688
$729,579

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2026, other than short term securities and U.S. Government obligations, aggregated $5,936,057 and $4,687,850, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2026, the Fund paid brokerage commissions on security trades of $630 to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $6 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with the Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2026, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. On April 10, 2026, Bank of New York Mellon became Custodian to the Fund. On April 10, 2026, the Fund became party to an unsecured line of credit with Bank of New York Mellon, which expires on April 9, 2027, and may be renewed annually, of up to $200,000,000 under which the Fund may borrow up to ten percent of its net assets from the bank for temporary borrowing purposes. On April 30, 2026, the Fund terminated the line of credit with State Street Bank & Trust Co., the former Custodian to the Fund. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2026, there were no borrowings outstanding under the line of credit.

8. Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Class AAA and Class A investors may purchase additional shares of the respective classes. Class C is closed to new and existing investors. The minimum investment for Class I shares is $1,000. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to maximum front-end sales charge of 5.75%.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2026 and the year ended December 31, 2025, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	226	$8,244	338	$11,055
Shares issued upon reinvestment of distributions	—	—	2,083	74,538
Shares redeemed	(3,776)	(139,575)	(5,983)	(202,363)
Net decrease	(3,550)	$(131,331)	(3,562)	$(116,770)
Class A
Shares sold	919	$33,041	5,600	$184,575
Shares issued upon reinvestment of distributions	—	—	718	25,754
Shares redeemed	(4,317)	(156,676)	(6,942)	(233,139)
Net decrease	(3,398)	$(123,635)	(624)	$(22,810)
Class C
Shares issued upon reinvestment of distributions	—	—	54	$1,598
Shares redeemed	(1,062)	$(31,277)	(10,499)	(282,302)
Net decrease	(1,062)	$(31,277)	(10,445)	$(280,704)
Class I
Shares sold	21,273	$787,369	27,191	$911,722
Shares issued upon reinvestment of distributions	—	—	50,576	1,817,713
Shares redeemed	(7,575)	(277,237)	(270,503)	(8,512,035)
Net increase/(decrease)	13,698	$510,132	(192,736)	$(5,782,600)

ReFlow Services, LLC. The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the six months ended June 30, 2026, the Fund did not utilize ReFlow.

9. Significant Shareholder. As of June 30, 2026, 55.9% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

THE GABELLI GLOBAL RISING INCOME AND DIVIDEND FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management, Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Macrae (Mac) Sykes joined the Firm in 2008 as an analyst focused on financial services. He was ranked #1 investment services analyst by the Wall Street Journal in 2010, was a runner-up in the annual StarMine analyst awards for stock picking in 2014 and 2018, and received several honorable mentions for coverage of brokers and asset managers from Institutional Investor. In 2018, Mac was a contributing author to The Warren Buffet Shareholder: Stories from inside the Berkshire Hathaway Annual Meeting edited by Lawrence Cunningham and Stephen Cuba. Mac holds a BA in Economics from Hamilton College and an MBA degree in Finance from Columbia Business School.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

E. Val Cerutti
Chief Executive Officer,
Cerutti Consultants, Inc.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York Mellon

TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Rising Income and Dividend Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB441Q226SAR

GABELLI
FUNDS

# THE GABELLI GLOBAL RISING INCOME AND DIVIDEND FUND

*Semiannual Report*
*June 30, 2026*

The Gabelli International Small Cap Fund

Semiannual Report — June 30, 2026

(Y)our Portfolio Management Team

Caesar M.P. Bryan	Gustavo Pifano	Ashish Sinha
Portfolio Manager	Portfolio Manager	Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2026, the net asset value (NAV) total return per Class AAA Share of The Gabelli International Small Cap Fund was (0.5)% compared with a total return of 8.0% for the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Small Cap Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2026.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2026:

The Gabelli International Small Cap Fund

Materials	26.3%
Industrials	23.7%
Consumer Staples	13.2%
Information Technology	9.3%
Health Care	9.3%
Consumer Discretionary	8.5%
Financials	8.2%
U.S. Government Obligations	1.6%
Communication Services	1.4%
Other Assets and Liabilities (Net)	(1.5)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

The Gabelli International Small Cap Fund

Schedule of Investments — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.2%
	MATERIALS — 26.3%
7,350	Alamos Gold Inc., Cl. A	$50,864	$222,845
3,000	ARE Holdings Inc.	73,868	54,005
3,900	Chugoku Marine Paints Ltd.	109,365	79,393
7,000	Eldorado Gold Corp.	76,253	217,630
6,044	Endeavour Mining plc	64,242	303,042
5,000	Labrador Iron Ore Royalty Corp.	90,519	98,361
3,000	Nomura Micro Science Co. Ltd.	82,962	90,778
75,000	Perseus Mining Ltd.	76,499	249,246
80,000	Westgold Resources Ltd.	132,212	260,324
1,300	Yamato Kogyo Co. Ltd.	82,727	97,023
		839,511	1,672,647
	INDUSTRIALS — 23.7%
8,000	AeroEdge Co. Ltd.†	70,007	88,662
11,000	AZ-COM MARUWA Holdings Inc.	141,879	54,122
40,000	Chemring Group plc	112,906	271,657
2,800	Clarkson plc	114,576	154,728
6,000	Daiei Kankyo Co. Ltd.	97,445	139,672
7,500	Kawasaki Heavy Industries Ltd.	104,358	134,806
4,000	Loomis AB	148,615	196,033
3,000	Namura Shipbuilding Co. Ltd.	85,553	65,408
9,000	Nitto Boseki Co. Ltd.	85,326	238,845
1,400	RENK Group AG	103,302	67,465
13,000	Synspective Inc.†	129,033	98,502
		1,193,000	1,509,900
	CONSUMER STAPLES — 13.2%
15,000	Austevoll Seafood ASA	129,584	117,442
5,500	Fevertree Drinks plc	138,747	59,276
7,000	Glanbia plc	73,254	195,636
3,443	Interparfums SA	95,672	99,765
1,350	Laurent-Perrier	121,625	130,496
4,000	Sakata Seed Corp.	118,342	102,832
2,000	Viscofan SA	118,948	133,456
		796,172	838,903
	INFORMATION TECHNOLOGY — 9.3%
5,000	A&D HOLON Holdings Co. Ltd.	68,085	88,348
2,500	Anritsu Corp.	74,732	67,591
6,000	Optex Group Co. Ltd.	98,632	154,064
3,000	QPS Holdings Inc.†	74,181	35,942
7,200	Towa Corp.	98,963	147,901
1,500	Ulvac Inc.	95,403	95,437
		509,996	589,283
Shares		Cost	Market Value
	CONSUMER DISCRETIONARY — 8.5%
1,400	De’ Longhi SpA	$60,683	$59,411
9,820	Entain plc	81,636	72,814
2,200	JINS Holdings Inc.	125,148	108,921
40,000	Piaggio & C SpA	104,591	73,400
15,000	Sanrio Co. Ltd.	103,000	101,479
10,000	Synsam AB	62,530	55,691
2,300	Tokyotokeiba Co. Ltd.	67,831	68,182
		605,419	539,898
	FINANCIALS — 8.2%
17,000	Polar Capital Holdings plc	129,676	200,917
18,000	Tamburi Investment Partners SpA	126,034	179,960
40,000	The Bank of East Asia Ltd.	70,024	63,905
17,000	TP ICAP Group plc	59,979	76,308
		385,713	521,090
	HEALTH CARE — 6.6%
9,000	Mani Inc.	108,906	95,427
2,000	Siegfried Holding AG	66,163	175,248
15,000	Tristel plc	71,265	79,587
850	Vetoquinol SA	52,908	68,859
		299,242	419,121
	COMMUNICATION SERVICES — 1.4%
4,059	Manchester United plc, Cl. A†	75,780	93,073

	TOTAL COMMON STOCKS	4,704,833	6,183,915

	PREFERRED STOCKS — 2.7%
	HEALTH CARE — 2.7%
1,800	Draegerwerk AG & Co. KGaA, 0.190%	156,593	169,676

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.6%
$100,000	U.S. Treasury Bill, 3.633%††, 08/20/26	99,500	99,494

	TOTAL INVESTMENTS — 101.5%	$4,960,926	6,453,085

	Other Assets and Liabilities (Net) — (1.5)%		(94,064)

	NET ASSETS — 100.0%		$6,359,021

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

3

The Gabelli International Small Cap Fund

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Geographic Diversification	% of Market Value	Market Value
Europe	45.6%	$2,940,865
Japan	34.2	2,207,342
Asia/Pacific	8.9	573,475
Canada	8.4	538,836
United States	1.5	99,494
Latin America	1.4	93,073
	100.0%	$6,453,085

See accompanying notes to financial statements.

4

The Gabelli International Small Cap Fund

Statement of Assets and Liabilities

June 30, 2026 (Unaudited)

Assets:
Investments, at value (cost $4,960,926)	$6,453,085
Receivable for Fund shares sold	200
Receivable from Adviser	14,113
Dividends receivable	10,105
Prepaid expenses	36,784
Total Assets	6,514,287
Liabilities:
Payable to bank	46,711
Payable for Fund shares redeemed	47,106
Payable for investment advisory fees	5,407
Payable for distribution fees	746
Payable for legal and audit fees	28,361
Payable for shareholder communications	15,738
Other accrued expenses	11,197
Total Liabilities	155,266
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 404,658 shares outstanding)	$6,359,021

Net Assets Consist of:
Paid-in capital	$5,317,788
Total distributable earnings	1,041,233
Net Assets	$6,359,021

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($3,455,958 ÷ 222,664 shares outstanding; 75,000,000 shares authorized)	$15.52
Class A:
Net Asset Value and redemption price per share ($24,363 ÷ 1,573.96 shares outstanding; 50,000,000 shares authorized)	$15.48
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$16.42
Class C:
Net Asset Value and redemption price per share ($4,367 ÷ 315.86 shares outstanding; 25,000,000 shares authorized)	$13.83
Class I:
Net Asset Value, offering, and redemption price per share ($2,874,333 ÷ 180,104 shares outstanding; 25,000,000 shares authorized)	$15.96

Statement of Operations

For the Six Months Ended June 30, 2026 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $12,196)	$124,396
Interest	7,513
Total Investment Income	131,909
Expenses:
Investment advisory fees	35,388
Distribution fees - Class AAA	4,819
Distribution fees - Class A	34
Distribution fees - Class C	38
Legal and audit fees	25,843
Shareholder communications expenses	14,614
Registration expenses	13,157
Shareholder services fees	8,784
Custodian fees	2,342
Interest expense	924
Directors’ fees	431
Miscellaneous expenses	14,563
Total Expenses	120,937
Less:
Expense reimbursements (See Note 3)	(88,164)
Net Expenses	32,773
Net Investment Income	99,136

Net Realized and Unrealized Loss on Investments and Foreign Currency:
Net realized loss on investments	(21,603)
Net realized loss on foreign currency transactions	(1,268)
Net realized loss on investments and foreign currency transactions	(22,871)
Net change in unrealized appreciation/(depreciation):
on investments	(97,683)
on foreign currency translations	(201)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(97,884)
Net Realized and Unrealized Loss on Investments and Foreign Currency	(120,755)
Net Decrease in Net Assets Resulting from Operations	$(21,619)

See accompanying notes to financial statements.

5

The Gabelli International Small Cap Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$99,136	$82,296
Net realized gain/(loss) on investments and foreign currency transactions	(22,871)	215,238
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(97,884)	1,657,627
Net Increase/(Decrease) in Net Assets Resulting from Operations	(21,619)	1,955,161

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(67,629)
Class A	—	(474)
Class C	—	(209)
Class I	—	(55,875)
Total Distributions to Shareholders	—	(124,187)

Capital Share Transactions:
Class AAA	(141,378)	(298,555)
Class A	(889)	(5,067)
Class C	(5,772)	194
Class I	(166,509)	(41,359)
Net Decrease in Net Assets from Capital Share Transactions	(314,548)	(344,787)

Redemption Fees	3	11

Net Increase/(Decrease) in Net Assets	(336,164)	1,486,198

Net Assets:
Beginning of year	6,695,185	5,208,987
End of period	$6,359,021	$6,695,185

See accompanying notes to financial statements.

6

The Gabelli International Small Cap Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions								Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments		Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)(d)		Portfolio Turnover Rate
Class AAA
2026(e)	$15.60	$0.23		$(0.31)	$(0.08)	$—	$—		$—	$—	$0.00	$15.52	(0.51)%	$3,457	2.79	%(f)	3.53	%(f)	0.93	%(f)	14%
2025	11.39	0.19		4.32	4.51	(0.30)	—		—	(0.30)	0.00	15.60	39.57	3,608	1.41		4.00		0.91	(g)	13
2024	12.21	0.15		(0.89)	(0.74)	(0.06)	—		(0.02)	(0.08)	0.00	11.39	(6.04)	2,895	1.28		4.35		0.92	(g)	4
2023	11.68	0.12		0.62	0.74	(0.21)	—		—	(0.21)	0.00	12.21	6.32	4,010	1.00		4.02		0.93	(g)	6
2022	15.75	0.18	(h)	(4.20)	(4.02)	(0.05)	—		—	(0.05)	0.00	11.68	(25.50)	4,216	1.48	(h)	3.64		0.92	(g)(i)	5
2021	15.44	0.13	(h)	0.51	0.64	(0.33)	(0.00	)(b)	—	(0.33)	0.00	15.75	4.16	6,191	0.79	(h)	2.89		0.92	(i)	15
Class A
2026(e)	$15.56	$0.22		$(0.30)	$(0.08)	$—	$—		$—	$—	$0.00	$15.48	(0.51)%	$24	2.73	%(f)	3.53	%(f)	0.93	%(f)	14%
2025	11.36	0.18		4.32	4.50	(0.30)	—		—	(0.30)	0.00	15.56	39.58	25	1.33		4.00		0.91	(g)	13
2024	12.18	0.16		(0.90)	(0.74)	(0.06)	—		(0.02)	(0.08)	0.00	11.36	(6.05)	23	1.36		4.35		0.92	(g)	4
2023	11.65	0.12		0.62	0.74	(0.21)	—		—	(0.21)	0.00	12.18	6.34	52	1.01		4.02		0.93	(g)	6
2022	15.72	0.17	(h)	(4.19)	(4.02)	(0.05)	—		—	(0.05)	0.00	11.65	(25.55)	49	1.40	(h)	3.64		0.92	(g)(i)	5
2021	15.40	0.13	(h)	0.52	0.65	(0.33)	(0.00	)(b)	—	(0.33)	0.00	15.72	4.24	104	0.82	(h)	2.89		0.92	(i)	15
Class C
2026(e)	$13.90	$0.23		$(0.30)	$(0.07)	$—	$—		$—	$—	$—	$13.83	(0.50)%	$4	3.11	%(f)	4.27	%(f)	0.92	%(f)	14%
2025	10.17	0.17		3.86	4.03	(0.30)	—		—	(0.30)	0.00	13.90	39.59	10	1.39		4.75		0.91	(g)	13
2024	10.92	0.14		(0.81)	(0.67)	(0.06)	—		(0.02)	(0.08)	0.00	10.17	(6.11)	7	1.26		5.10		0.92	(g)	4
2023	10.46	0.11		0.56	0.67	(0.21)	—		—	(0.21)	0.00	10.92	6.39	8	1.01		4.77		0.93	(g)	6
2022	14.12	0.15	(h)	(3.76)	(3.61)	(0.05)	—		—	(0.05)	—	10.46	(25.55)	7	1.36	(h)	4.39		0.92	(g)(i)	5
2021	13.87	0.11	(h)	0.47	0.58	(0.33)	(0.00	)(b)	—	(0.33)	0.00	14.12	4.20	16	0.77	(h)	3.64		0.92	(i)	15
Class I
2026(e)	$16.04	$0.24		$(0.32)	$(0.08)	$—	$—		$—	$—	$0.00	$15.96	(0.50)%	$2,874	2.82	%(f)	3.28	%(f)	0.93	%(f)	14%
2025	11.70	0.19		4.45	4.64	(0.30)	—		—	(0.30)	0.00	16.04	39.63	3,052	1.38		3.75		0.91	(g)	13
2024	12.55	0.16		(0.93)	(0.77)	(0.06)	—		(0.02)	(0.08)	0.00	11.70	(6.11)	2,284	1.27		4.10		0.92	(g)	4
2023	11.99	0.12		0.65	0.77	(0.21)	—		—	(0.21)	0.00	12.55	6.41	2,378	0.99		3.77		0.93	(g)	6
2022	16.18	0.19	(h)	(4.33)	(4.14)	(0.05)	—		—	(0.05)	0.00	11.99	(25.57)	2,592	1.52	(h)	3.39		0.92	(g)(i)	5
2021	15.85	0.14	(h)	0.52	0.66	(0.33)	(0.00	)(b)	—	(0.33)	0.00	16.18	4.18	4,376	0.87	(h)	2.64		0.92	(i)	15

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $88,164, $174,119, $194,610, $251,208, $205,704, and $216,306 for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.
(d)	The Fund incurred interest expense. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.90%, 0.90%, 0.90%, 0.90%, and 0.91% for each Class for the six months ended June 30, 2026 and the ended December 31, 2025, 2024, 2023, and 2022. For the year ended December 31, 2021, the effect of interest expense was minimal.
(e)	For the six months ended June 30, 2026, unaudited.
(f)	Annualized.
(g)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the years ended December 31, 2025, 2024, and 2023, if credits had not been received, the expense ratios would have been 0.94%, 0.94%, and 0.95% for each Class, respectively. For the year ended December 31, 2022, there was no material impact to the expense ratios. For the six months ended June 30, 2026, the Fund did not have such credits.
(h)	Includes income resulting from special dividends. Without these dividends, the per share income/(loss) amounts would have been $0.09 and $0.06 (Class AAA), $0.08 and $0.06 (Class A), $0.07 and $0.05 (Class C), and $0.10 and $0.07 (Class I), and the net investment income/(loss) ratios would have been 0.77% and 0.36% (Class AAA), 0.69% and 0.39% (Class A), 0.65% and 0.34% (Class C), and 0.81% and 0.44% (Class I) for the years ended December 31 2022 and 2021, respectively.
(i)	The Fund incurred tax expense for the years ended December 31, 2022 and 2021. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% for each Class.

See accompanying notes to financial statements.

7

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli International Small Cap Fund (the Fund), a series of the GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. Although the Fund is registered as a non-diversified fund, it has operated as a diversified fund for over three years. Therefore, the Investment Company Act of 1940, as amended (the 1940 Act) obliges the Fund to continue to operate as a diversified fund unless the Fund obtains shareholder approval to operate as a non-diversified fund. The Fund is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on May 11, 1998.

Gabelli Funds, LLC (the “Adviser”), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Funds’ investment program and manages the operations of each Fund under the general supervision of the Company’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Valuation Designee. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with

8

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered. Such securities are classified as Level 2 in the fair value hierarchy presented below.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/26
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$6,183,915	—	$6,183,915
Preferred Stocks (a)	169,676	—	169,676
U.S. Government Obligations	—	$99,494	99,494
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$6,353,591	$99,494	$6,453,085

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

9

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

10

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$124,187
Total distributions paid	$124,187

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. As of December 31, 2025, the Fund has a short term capital loss carryforward with no expiration of $36,283 and a long term capital loss carryforward with no expiration of $405,687.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2026:

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$4,960,926	$1,954,242	$(462,083)	$1,492,159

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax

11

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2026, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2026, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2027, at no more than an annual rate of 0.90% for all classes of shares. During the six months ended June 30, 2026, the Adviser reimbursed the Fund in the amount of $88,164. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The arrangement is renewable annually. At June 30, 2026, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $456,893:

For the year ended December 31, 2024, expiring December 31, 2026	$194,610
For the year ended December 31, 2025, expiring December 31, 2027	174,119
For the six months ended June 30, 2026, expiring December 31, 2028	88,164
$456,893

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2026, other than short term securities and U.S. Government obligations, aggregated $1,080,490 and $902,197, respectively.

6. Transactions with Affiliates and Other Arrangements. The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with the Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended June 30, 2026.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket

12

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. On April 10, 2026, Bank of New York Mellon became Custodian to the Fund. On April 10, 2026, the Fund became party to an unsecured line of credit with Bank of New York Mellon, which expires on April 9, 2027, and may be renewed annually, of up to $200,000,000 under which the Fund may borrow up to ten percent of its net assets from the bank for temporary borrowing purposes. On April 30, 2026, the Fund terminated the line of credit with State Street Bank & Trust Co., the former Custodian to the Fund. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2026, there were no borrowings outstanding under the line of credit.

8. Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Class AAA and Class A investors may purchase additional shares of the respective classes. Class C is closed to new and existing investors. The minimum investment for Class I shares is $1,000. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2026 and the fiscal year ended December 31, 2025, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

13

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	10,120	$164,676	5,048	$64,341
Shares issued upon reinvestment of distributions	—	—	4,241	66,407
Shares redeemed	(18,763)	(306,054)	(32,191)	(429,303)
Net decrease	(8,643)	$(141,378)	(22,902)	$(298,555)
Class A
Shares sold	356	$5,757	—	—
Shares issued upon reinvestment of distributions	—	—	30	$471
Shares redeemed	(404)	(6,646)	(456)	(5,538)
Net decrease	(48)	$(889)	(426)	$(5,067)
Class C
Shares issued upon reinvestment of distributions	—	—	15	$209
Shares redeemed	(400)	$(5,772)	(2)	(15)
Net increase/(decrease)	(400)	$(5,772)	13	$194
Class I
Shares sold	5,981	$103,880	10,444	$151,128
Shares issued upon reinvestment of distributions	—	—	3,318	53,449
Shares redeemed	(16,179)	(270,389)	(18,608)	(245,936)
Net decrease	(10,198)	$(166,509)	(4,846)	$(41,359)

ReFlow Services, LLC. The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the six months ended June 30, 2026, the Fund did not utilize ReFlow.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

14

The Gabelli International Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

This page was intentionally left blank.

This page was intentionally left blank.

THE GABELLI INTERNATIONAL SMALL CAP FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Gustavo Pifano joined the Firm in 2008 and is based in London. He serves as an assistant vice president of research and covers the industrial and consumer sectors with a focus on small-cap stocks. Gustavo is a member of the risk management group and responsible for the Firm’s UK compliance oversight and AML reporting functions. Gustavo holds a BBA in Finance from University of Miami and an MBA degree from University of Oxford Said Business School.

Ashish Sinha joined GAMCO UK in 2012 as a research analyst. Prior to joining the Firm, Mr. Sinha was a research analyst at Morgan Stanley in London for seven years and has covered European Technology, Mid-Caps and Business Services. He also worked in planning and strategy at Birla Sun Life Insurance in India. Currently Mr. Sinha is a portfolio manager of Gabelli Funds, LLC and an Assistant Vice President of GAMCO Asset Management UK. Mr. Sinha has a BSBA degree from the Institute of Management Studies and an MB from IIFT.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

E. Val Cerutti
Chief Executive Officer,
Cerutti Consultants, Inc.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York Mellon

TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli International Small Cap Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB403Q226SAR

GABELLI FUNDS

# THE GABELLI INTERNATIONAL SMALL CAP FUND

*Semiannual Report*
*June 30, 2026*

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

The Gabelli Global Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions									Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Return of Capital		Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2026(d)	$58.08	$(0.00	)(b)	$2.49	$2.49	$—		$—	$—		$—	$—	$60.57	4.29%	$110,413	(0.01	)%(e)	1.49	%(e)	0.90	%(e)	6%
2025	57.99	0.06		8.07	8.13	(0.58)		(7.46)	—		(8.04)	0.00	58.08	13.94	108,496	0.10		1.47		0.90		15
2024	45.77	(0.11)		13.74	13.63	(0.06)		(1.30)	(0.05)		(1.41)	0.00	57.99	29.71	105,995	(0.20)		1.48		0.90		26
2023	34.14	(0.08)		11.85	11.77	(0.14)		—	(0.00	)(b)	(0.14)	0.00	45.77	34.47	89,342	(0.18)		1.61		0.90		37
2022	54.68	(0.14)		(20.34)	(20.48)	(0.00	)(b)	(0.06)	—		(0.06)	0.00	34.14	(37.45)	73,186	(0.34)		1.52		0.90	(f)(g)	36
2021	47.04	(0.25)		10.19	9.94	(0.02)		(2.28)	—		(2.30)	0.00	54.68	21.10	126,055	(0.49)		1.50		0.91	(f)	49
Class A
2026(d)	$58.04	$0.01		$2.49	$2.50	$—		$—	$—		$—	$—	$60.54	4.31%	$6,499	0.03	%(e)	1.49	%(e)	0.90	%(e)	6%
2025	57.95	0.06		8.07	8.13	(0.58)		(7.46)	—		(8.04)	0.00	58.04	13.94	6,794	0.09		1.47		0.90		15
2024	45.74	(0.11)		13.73	13.62	(0.06)		(1.30)	(0.05)		(1.41)	0.00	57.95	29.71	5,613	(0.20)		1.48		0.90		26
2023	34.11	(0.08)		11.85	11.77	(0.14)		—	(0.00	)(b)	(0.14)	0.00	45.74	34.50	3,973	(0.19)		1.61		0.90		37
2022	54.64	(0.14)		(20.33)	(20.47)	(0.00	)(b)	(0.06)	—		(0.06)	0.00	34.11	(37.46)	2,957	(0.35)		1.52		0.90	(f)(g)	36
2021	47.01	(0.25)		10.18	9.93	(0.02)		(2.28)	—		(2.30)	0.00	54.64	21.09	5,252	(0.49)		1.50		0.91	(f)	49
Class C
2026(d)	$46.67	$(0.01)		$2.02	$2.01	$—		$—	$—		$—	$—	$48.68	4.31%	$544	(0.03	)%(e)	2.24	%(e)	0.90	%(e)	6%
2025	46.71	0.05		6.50	6.55	(0.58)		(6.01)	—		(6.59)	0.00	46.67	13.94	885	0.10		2.22		0.90		15
2024	36.88	(0.09)		11.07	10.98	(0.06)		(1.04)	(0.05)		(1.15)	0.00	46.71	29.72	875	(0.19)		2.23		0.90		26
2023	27.53	(0.06)		9.55	9.49	(0.14)		—	(0.00	)(b)	(0.14)	0.00	36.88	34.46	952	(0.19)		2.36		0.90		37
2022	44.09	(0.12)		(16.39)	(16.51)	(0.00	)(b)	(0.05)	—		(0.05)	0.00	27.53	(37.45)	881	(0.36)		2.27		0.90	(f)(g)	36
2021	38.30	(0.21)		8.30	8.09	(0.02)		(2.28)	—		(2.30)	0.00	44.09	21.08	2,411	(0.49)		2.25		0.91	(f)	49
Class I
2026(d)	$59.66	$0.01		$2.56	$2.57	$—		$—	$—		$—	$—	$62.23	4.31%	$76,663	0.03	%(e)	1.24	%(e)	0.90	%(e)	6%
2025	59.55	0.06		8.29	8.35	(0.58)		(7.66)	—		(8.24)	0.00	59.66	13.95	75,307	0.10		1.22		0.90		15
2024	47.00	(0.11)		14.10	13.99	(0.06)		(1.33)	(0.05)		(1.44)	0.00	59.55	29.71	77,841	(0.20)		1.23		0.90		26
2023	35.05	(0.08)		12.17	12.09	(0.14)		—	(0.00	)(b)	(0.14)	0.00	47.00	34.48	56,611	(0.18)		1.36		0.90		37
2022	56.12	(0.14)		(20.87)	(21.01)	(0.00	)(b)	(0.06)	—		(0.06)	0.00	35.05	(37.43)	53,709	(0.35)		1.27		0.90	(f)(g)	36
2021	48.23	(0.26)		10.45	10.19	(0.02)		(2.28)	—		(2.30)	0.00	56.12	21.10	106,107	(0.50)		1.25		0.91	(f)	49

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $456,768, $909,791, $854,439, $882,743, $880,676, and $1,048,506 for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.
(d)	For the six months ended June 30, 2026, unaudited.
(e)	Annualized.
(f)	The Fund incurred tax expense. For the year ended December 31, 2022, the impact was minimal. For the year ended December 31, 2021, if tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% for each Class.
(g)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2022, there was no material impact to the expense ratios.

See accompanying notes to financial statements.

The Gabelli Global Content & Connectivity Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)		Net Investment Income		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)(d)		Portfolio Turnover Rate
Class AAA
2026(e)	$23.21	$0.47		$2.18	$2.65	$—	$—	$—	$—	$0.00	$25.86	11.42%	$64,343		3.88	%(f)	1.66	%(f)	0.92	%(f)	11%
2025	21.43	0.49		5.44	5.93	(3.08)	(0.93)	(0.14)	(4.15)	0.00	23.21	27.63	60,001		1.99		1.69		0.91		13
2024	18.68	0.13	(g)	4.06	4.19	(0.49)	(0.76)	(0.19)	(1.44)	0.00	21.43	22.35	52,559		0.60	(g)	1.73		0.90		11
2023	15.25	0.06		3.43	3.49	(0.06)	—	—	(0.06)	0.00	18.68	22.89	47,834		0.36		1.90		0.91		11
2022	21.86	0.03		(6.29)	(6.26)	(0.35)	—	—	(0.35)	0.00	15.25	(28.62)	42,290		0.18		1.81		0.97	(h)	17
2021	22.18	0.56	(g)	0.59	1.15	(0.62)	(0.85)	—	(1.47)	—	21.86	5.17	65,025		2.33	(g)	1.65		0.90	(h)(i)	26
Class A
2026(e)	$23.48	$0.48		$2.20	$2.68	$—	$—	$—	$—	$0.00	$26.16	11.41%	$313		3.89	%(f)	1.66	%(f)	0.92	%(f)	11%
2025	21.64	0.50		5.50	6.00	(3.08)	(0.94)	(0.14)	(4.16)	0.00	23.48	27.68	286		2.01		1.69		0.91		13
2024	18.87	0.13	(g)	4.09	4.22	(0.50)	(0.76)	(0.19)	(1.45)	0.00	21.64	22.27	234		0.60	(g)	1.73		0.90		11
2023	15.40	0.06		3.47	3.53	(0.06)	—	—	(0.06)	0.00	18.87	22.92	224		0.36		1.90		0.91		11
2022	22.07	0.03		(6.35)	(6.32)	(0.35)	—	—	(0.35)	0.00	15.40	(28.62)	228		0.19		1.81		0.97	(h)	17
2021	22.38	0.56	(g)	0.60	1.16	(0.62)	(0.85)	—	(1.47)	—	22.07	5.16	428		2.30	(g)	1.65		0.90	(h)(i)	26
Class C(j)
2026(e)	$24.65	$4.24		$2.62	$6.86	$—	$—	$—	$—	$—	$31.51	27.83%	$0	(k)	28.64	%(f)	2.42	%(f)	0.92	%(f)	11%
2025	21.18	0.53		7.14	7.67	(1.98)	(0.98)	(1.24)	(4.20)	—	24.65	36.19	0	(k)	2.04		2.44		0.91		13
2024	18.47	0.12	(g)	4.02	4.14	(0.49)	(0.76)	(0.18)	(1.43)	—	21.18	22.34	0	(k)	0.57	(g)	2.48		0.90		11
2023	12.00	0.06		6.47	6.53	(0.06)	—	—	(0.06)	—	18.47	54.42	0	(k)	0.38		2.64		0.91		11
2022	21.24	0.02		(9.26)	(9.24)	—	—	—	—	—	12.00	(43.50)	0	(k)	0.12		2.56		0.97	(h)	17
2021	21.59	0.64	(g)	0.48	1.12	(0.62)	(0.85)	—	(1.47)	—	21.24	5.17	3		2.76	(g)	2.40		0.91	(h)(i)	26
Class I
2026(e)	$23.11	$0.48		$2.17	$2.65	$—	$—	$—	$—	$0.00	$25.76	11.47%	$17,071		3.92	%(f)	1.41	%(f)	0.92	%(f)	11%
2025	21.35	0.49		5.42	5.91	(3.09)	(0.92)	(0.14)	(4.15)	0.00	23.11	27.62	16,183		2.00		1.44		0.91		13
2024	18.62	0.12	(g)	4.05	4.17	(0.49)	(0.76)	(0.19)	(1.44)	0.00	21.35	22.30	12,511		0.59	(g)	1.48		0.90		11
2023	15.20	0.06		3.42	3.48	(0.06)	—	—	(0.06)	0.00	18.62	22.90	10,704		0.36		1.65		0.91		11
2022	21.79	0.03		(6.27)	(6.24)	(0.35)	—	—	(0.35)	0.00	15.20	(28.62)	8,938		0.18		1.56		0.97	(h)	17
2021	22.11	0.55	(g)	0.60	1.15	(0.62)	(0.85)	—	(1.47)	—	21.79	5.18	13,523		2.32	(g)	1.40		0.90	(h)(i)	26

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $272,634, $522,872, $494,883, $527,312, $490,627, and $589,925 for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.
(d)	The Fund incurred interest expense. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.90%, 0.90%, 0.90%, and 0.96% for each Class for the six months ended June 30, 2026 and the years ended December 31, 2025, 2023, and 2022, respectively. For the years ended December 31, 2024 and 2021, the effect of interest expense was minimal.
(e)	For the six months ended June 30, 2026, unaudited.
(f)	Annualized.
(g)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.07 and $0.05 (Class AAA), $0.08 and $0.04 (Class A), $0.07 and $0.15 (Class C), and $0.07 and $0.05 (Class I), and the net investment income ratios would have been 0.35% and 0.20% (Class AAA), 0.36% and 0.18% (Class A), 0.33% and 0.63% (Class C), and 0.35% and 0.20% (Class I) for the years ended December 31, 2024 and 2021, respectively.
(h)	The Fund incurred tax expense for the years ended December 31, 2022 and 2021. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% and 0.90% for each Class.
(i)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2021, there was minimal impact to the expense ratios.
(j)	Due to Class C’s relatively low net assets, certain ratios, total returns and per share amounts have been affected by rounding and may not conform to other share classes.
(k)	Actual number of shares outstanding is 11.446, 11.446, 10.02, 10.02, and 0.02 for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023, and 2022, respectively.

See accompanying notes to financial statements.

The Gabelli Global Mini Mites Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)(d)		Portfolio Turnover Rate
Class AAA
2026(e)	$11.48	$0.08	$2.43	$2.51	$—	$—	$—	$—	$13.99	21.86%	$114	1.24	%(f)	1.96	%(f)	0.90	%(f)	11%
2025	11.08	0.14	1.03	1.17	(0.14)	(0.63)	(0.77)	—	11.48	10.59	113	1.29		2.23		0.90		29
2024	10.90	0.11	1.07	1.18	(0.11)	(0.89)	(1.00)	0.00	11.08	10.88	103	0.96		2.63		0.90		26
2023	8.70	0.07	3.35	3.42	(0.07)	(1.15)	(1.22)	—	10.90	39.05	92	0.74		3.37		0.90		42
2022	11.04	0.05	(1.85)	(1.80)	(0.05)	(0.49)	(0.54)	—	8.70	(16.17)	67	0.52		3.40		0.90	(g)	30
2021	10.67	(0.02)	2.04	2.02	(0.07)	(1.58)	(1.65)	0.00	11.04	19.25	83	(0.17)		3.49		0.90	(h)	79
Class A
2026(e)	$11.48	$0.08	$2.42	$2.50	$—	$—	$—	$—	$13.98	21.78%	$23	1.25	%(f)	1.96	%(f)	0.90	%(f)	11%
2025	11.08	0.14	1.03	1.17	(0.14)	(0.63)	(0.77)	—	11.48	10.60	19	1.29		2.23		0.90		29
2024	10.89	0.11	1.08	1.19	(0.11)	(0.89)	(1.00)	—	11.08	10.98	17	0.96		2.63		0.90		26
2023	8.70	0.07	3.34	3.41	(0.07)	(1.15)	(1.22)	—	10.89	38.93	16	0.74		3.37		0.90		42
2022	11.04	0.05	(1.85)	(1.80)	(0.05)	(0.49)	(0.54)	—	8.70	(16.17)	11	0.52		3.40		0.90	(g)	30
2021	10.66	(0.02)	2.05	2.03	(0.07)	(1.58)	(1.65)	0.00	11.04	19.38	13	(0.18)		3.49		0.90	(h)	79
Class C
2026(e)	$11.43	$0.08	$2.42	$2.50	$—	$—	$—	$—	$13.93	21.87%	$23	1.25	%(f)	2.71	%(f)	0.90	%(f)	11%
2025	11.03	0.14	1.03	1.17	(0.14)	(0.63)	(0.77)	—	11.43	10.62	19	1.29		2.98		0.90		29
2024	10.85	0.11	1.07	1.18	(0.11)	(0.89)	(1.00)	—	11.03	10.89	17	0.96		3.38		0.90		26
2023	8.66	0.07	3.33	3.40	(0.07)	(1.14)	(1.21)	—	10.85	39.06	15	0.74		4.12		0.90		42
2022	11.00	0.05	(1.85)	(1.80)	(0.05)	(0.49)	(0.54)	—	8.66	(16.25)	11	0.52		4.15		0.90	(g)	30
2021	10.63	(0.02)	2.04	2.02	(0.07)	(1.58)	(1.65)	0.00	11.00	19.34	13	(0.18)		4.24		0.90	(h)	79
Class I
2026(e)	$11.48	$0.08	$2.43	$2.51	$—	$—	$—	$0.00	$13.99	21.86%	$26,812	1.25	%(f)	1.71	%(f)	0.90	%(f)	11%
2025	11.08	0.15	1.02	1.17	(0.14)	(0.63)	(0.77)	—	11.48	10.59	19,883	1.31		1.98		0.90		29
2024	10.90	0.11	1.07	1.18	(0.11)	(0.89)	(1.00)	0.00	11.08	10.88	12,528	0.97		2.38		0.90		26
2023	8.70	0.08	3.34	3.42	(0.07)	(1.15)	(1.22)	—	10.90	39.05	11,428	0.74		3.12		0.90		42
2022	11.04	0.05	(1.85)	(1.80)	(0.05)	(0.49)	(0.54)	—	8.70	(16.17)	6,440	0.52		3.15		0.90	(g)	30
2021	10.67	(0.02)	2.04	2.02	(0.07)	(1.58)	(1.65)	0.00	11.04	19.25	6,801	(0.18)		3.24		0.90	(h)	79

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $94,316, $167,335, $167,739, $176,163, $148,978, and $147,312 for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses for the years ended December 31, 2025, 2024, 2023, 2022, and 2021. If such credits had not been received, the ratios of operating expenses to average net assets would have been 0.91%, 0.91%, 0.92%, 0.92%, and 0.92% for each Class, respectively. For the six months ended June 30, 2026, the Fund did not have such credits.
(e)	For the six months ended June 30, 2026, unaudited.
(f)	Annualized.
(g)	The Fund incurred interest expense. For the year ended December 31, 2022, there was minimal impact on the expense ratios.
(h)	The Fund incurred tax expense for the year ended December 31, 2021 and there was minimal impact on the expense ratios.

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)(d)(e)		Portfolio Turnover Rate
Class AAA
2026(f)	$35.62	$0.43		$1.33	$1.76	$—	$—	$—	$—	$—	$37.38	4.94%	$2,787	2.35	%(g)	1.56	%(g)	0.90	%(g)	7%
2025	30.00	0.55		6.09	6.64	(0.79)	(0.23)	—	(1.02)	—	35.62	22.11	2,782	1.64		1.60		0.90		5
2024	30.30	0.44		0.18	0.62	(0.71)	(0.20)	(0.01)	(0.92)	—	30.00	2.07	2,449	1.42		1.61		0.90		7
2023	28.22	0.48		2.32	2.80	(0.57)	(0.05)	(0.10)	(0.72)	—	30.30	9.92	4,081	1.64		1.71		0.90		9
2022	34.68	0.30		(5.73)	(5.43)	(0.26)	(0.76)	(0.01)	(1.03)	—	28.22	(15.63)	3,954	1.01		1.65		0.90		11
2021	29.04	0.39	(h)	5.79	6.18	(0.17)	(0.37)	—	(0.54)	0.00	34.68	21.32	4,914	1.21	(h)	1.62		0.90		10
Class A
2026(f)	$35.70	$0.42		$1.34	$1.76	$—	$—	$—	$—	$—	$37.46	4.93%	$896	2.31	%(g)	1.56	%(g)	0.90	%(g)	7%
2025	30.06	0.54		6.12	6.66	(0.79)	(0.23)	—	(1.02)	—	35.70	22.14	975	1.62		1.60		0.90		5
2024	30.36	0.46		0.17	0.63	(0.71)	(0.21)	(0.01)	(0.93)	—	30.06	2.06	840	1.50		1.61		0.90		7
2023	28.28	0.49		2.31	2.80	(0.57)	(0.05)	(0.10)	(0.72)	—	30.36	9.90	813	1.65		1.71		0.90		9
2022	34.75	0.29		(5.73)	(5.44)	(0.26)	(0.76)	(0.01)	(1.03)	—	28.28	(15.62)	815	0.97		1.65		0.90		11
2021	29.10	0.39	(h)	5.80	6.19	(0.17)	(0.37)	—	(0.54)	0.00	34.75	21.31	1,169	1.19	(h)	1.62		0.90		10
Class C
2026(f)	$29.28	$0.34		$1.11	$1.45	$—	$—	$—	$—	$—	$30.73	4.95%	$18	2.28	%(g)	2.31	%(g)	0.90	%(g)	7%
2025	24.77	0.39		5.10	5.49	(0.79)	(0.19)	—	(0.98)	—	29.28	22.14	48	1.46		2.35		0.90		5
2024	25.14	0.36		0.16	0.52	(0.71)	(0.17)	(0.01)	(0.89)	—	24.77	2.06	299	1.40		2.36		0.90		7
2023	23.51	0.40		1.93	2.33	(0.57)	(0.04)	(0.09)	(0.70)	—	25.14	9.89	373	1.64		2.46		0.90		9
2022	28.93	0.25		(4.77)	(4.52)	(0.26)	(0.63)	(0.01)	(0.90)	—	23.51	(15.59)	417	1.00		2.40		0.90		11
2021	24.30	0.34	(h)	4.83	5.17	(0.17)	(0.37)	—	(0.54)	0.00	28.93	21.32	654	1.23	(h)	2.38		0.90		10
Class I
2026(f)	$35.77	$0.43		$1.34	$1.77	$—	$—	$—	$—	$0.00	$37.54	4.95%	$69,445	2.36	%(g)	1.31	%(g)	0.90	%(g)	7%
2025	30.12	0.55		6.12	6.67	(0.79)	(0.23)	—	(1.02)	—	35.77	22.13	65,684	1.63		1.35		0.90		5
2024	30.43	0.48		0.14	0.62	(0.71)	(0.21)	(0.01)	(0.93)	—	30.12	2.03	61,116	1.56		1.36		0.90		7
2023	28.34	0.51		2.30	2.81	(0.57)	(0.05)	(0.10)	(0.72)	—	30.43	9.91	52,055	1.72		1.46		0.90		9
2022	34.82	0.30		(5.75)	(5.45)	(0.26)	(0.76)	(0.01)	(1.03)	—	28.34	(15.61)	47,336	0.99		1.40		0.90		11
2021	29.15	0.39	(h)	5.82	6.21	(0.17)	(0.37)	—	(0.54)	0.00	34.82	21.34	62,757	1.20	(h)	1.37		0.90		10

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the years ended December 31, 2025, 2024, 2023, 2022, and 2021, there was no material impact on the expense ratios. For the six months ended June 30, 2026, the Fund did not have such credits.
(d)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $149,688, $297,339, $282,552, $357,890, $295,664, and $311,048 for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.
(e)	The Fund incurred interest expense, the effect of which was minimal.
(f)	For the six months ended June 30, 2026, unaudited.
(g)	Annualized.
(h)	Includes income resulting from special dividends. Without these dividends, the per share income/(loss) amounts would have been $0.19 (Class AAA and Class A), $0.17 (Class C), and $0.19 (Class I), and the net investment income/(loss) ratios would have been 0.59% (Class AAA), 0.57% (Class A), (1.40%) (Class C), and 0.58% (Class I) for the year ended December 31, 2021.

See accompanying notes to financial statements.

The Gabelli International Small Cap Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions								Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments		Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)(d)		Portfolio Turnover Rate
Class AAA
2026(e)	$15.60	$0.23		$(0.31)	$(0.08)	$—	$—		$—	$—	$0.00	$15.52	(0.51)%	$3,457	2.79	%(f)	3.53	%(f)	0.93	%(f)	14%
2025	11.39	0.19		4.32	4.51	(0.30)	—		—	(0.30)	0.00	15.60	39.57	3,608	1.41		4.00		0.91	(g)	13
2024	12.21	0.15		(0.89)	(0.74)	(0.06)	—		(0.02)	(0.08)	0.00	11.39	(6.04)	2,895	1.28		4.35		0.92	(g)	4
2023	11.68	0.12		0.62	0.74	(0.21)	—		—	(0.21)	0.00	12.21	6.32	4,010	1.00		4.02		0.93	(g)	6
2022	15.75	0.18	(h)	(4.20)	(4.02)	(0.05)	—		—	(0.05)	0.00	11.68	(25.50)	4,216	1.48	(h)	3.64		0.92	(g)(i)	5
2021	15.44	0.13	(h)	0.51	0.64	(0.33)	(0.00	)(b)	—	(0.33)	0.00	15.75	4.16	6,191	0.79	(h)	2.89		0.92	(i)	15
Class A
2026(e)	$15.56	$0.22		$(0.30)	$(0.08)	$—	$—		$—	$—	$0.00	$15.48	(0.51)%	$24	2.73	%(f)	3.53	%(f)	0.93	%(f)	14%
2025	11.36	0.18		4.32	4.50	(0.30)	—		—	(0.30)	0.00	15.56	39.58	25	1.33		4.00		0.91	(g)	13
2024	12.18	0.16		(0.90)	(0.74)	(0.06)	—		(0.02)	(0.08)	0.00	11.36	(6.05)	23	1.36		4.35		0.92	(g)	4
2023	11.65	0.12		0.62	0.74	(0.21)	—		—	(0.21)	0.00	12.18	6.34	52	1.01		4.02		0.93	(g)	6
2022	15.72	0.17	(h)	(4.19)	(4.02)	(0.05)	—		—	(0.05)	0.00	11.65	(25.55)	49	1.40	(h)	3.64		0.92	(g)(i)	5
2021	15.40	0.13	(h)	0.52	0.65	(0.33)	(0.00	)(b)	—	(0.33)	0.00	15.72	4.24	104	0.82	(h)	2.89		0.92	(i)	15
Class C
2026(e)	$13.90	$0.23		$(0.30)	$(0.07)	$—	$—		$—	$—	$—	$13.83	(0.50)%	$4	3.11	%(f)	4.27	%(f)	0.92	%(f)	14%
2025	10.17	0.17		3.86	4.03	(0.30)	—		—	(0.30)	0.00	13.90	39.59	10	1.39		4.75		0.91	(g)	13
2024	10.92	0.14		(0.81)	(0.67)	(0.06)	—		(0.02)	(0.08)	0.00	10.17	(6.11)	7	1.26		5.10		0.92	(g)	4
2023	10.46	0.11		0.56	0.67	(0.21)	—		—	(0.21)	0.00	10.92	6.39	8	1.01		4.77		0.93	(g)	6
2022	14.12	0.15	(h)	(3.76)	(3.61)	(0.05)	—		—	(0.05)	—	10.46	(25.55)	7	1.36	(h)	4.39		0.92	(g)(i)	5
2021	13.87	0.11	(h)	0.47	0.58	(0.33)	(0.00	)(b)	—	(0.33)	0.00	14.12	4.20	16	0.77	(h)	3.64		0.92	(i)	15
Class I
2026(e)	$16.04	$0.24		$(0.32)	$(0.08)	$—	$—		$—	$—	$0.00	$15.96	(0.50)%	$2,874	2.82	%(f)	3.28	%(f)	0.93	%(f)	14%
2025	11.70	0.19		4.45	4.64	(0.30)	—		—	(0.30)	0.00	16.04	39.63	3,052	1.38		3.75		0.91	(g)	13
2024	12.55	0.16		(0.93)	(0.77)	(0.06)	—		(0.02)	(0.08)	0.00	11.70	(6.11)	2,284	1.27		4.10		0.92	(g)	4
2023	11.99	0.12		0.65	0.77	(0.21)	—		—	(0.21)	0.00	12.55	6.41	2,378	0.99		3.77		0.93	(g)	6
2022	16.18	0.19	(h)	(4.33)	(4.14)	(0.05)	—		—	(0.05)	0.00	11.99	(25.57)	2,592	1.52	(h)	3.39		0.92	(g)(i)	5
2021	15.85	0.14	(h)	0.52	0.66	(0.33)	(0.00	)(b)	—	(0.33)	0.00	16.18	4.18	4,376	0.87	(h)	2.64		0.92	(i)	15

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $88,164, $174,119, $194,610, $251,208, $205,704, and $216,306 for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.
(d)	The Fund incurred interest expense. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.90%, 0.90%, 0.90%, 0.90%, and 0.91% for each Class for the six months ended June 30, 2026 and the ended December 31, 2025, 2024, 2023, and 2022. For the year ended December 31, 2021, the effect of interest expense was minimal.
(e)	For the six months ended June 30, 2026, unaudited.
(f)	Annualized.
(g)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the years ended December 31, 2025, 2024, and 2023, if credits had not been received, the expense ratios would have been 0.94%, 0.94%, and 0.95% for each Class, respectively. For the year ended December 31, 2022, there was no material impact to the expense ratios. For the six months ended June 30, 2026, the Fund did not have such credits.
(h)	Includes income resulting from special dividends. Without these dividends, the per share income/(loss) amounts would have been $0.09 and $0.06 (Class AAA), $0.08 and $0.06 (Class A), $0.07 and $0.05 (Class C), and $0.10 and $0.07 (Class I), and the net investment income/(loss) ratios would have been 0.77% and 0.36% (Class AAA), 0.69% and 0.39% (Class A), 0.65% and 0.34% (Class C), and 0.81% and 0.44% (Class I) for the years ended December 31 2022 and 2021, respectively.
(i)	The Fund incurred tax expense for the years ended December 31, 2022 and 2021. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% for each Class.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

E. Val Cerutti	$5,000
Werner J. Roeder	$6,000
Anthonie C. van Ekris	$5,000
Salvatore J. Zizza	$6,000

(2)	Each director and each member of an advisory board for special compensation;

(3)	All officers; $0 and

(4)	Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Global Series Funds, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 8, 2026

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 8, 2026

*	Print the name and title of each signing officer under his or her signature.